As filed with the Securities and Exchange Commission on March 22, 2019
1933 Act File No. [ ]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☐Pre-Effective Amendment No.        ☐ Post-Effective Amendment No.
(Check appropriate box or boxes)

Touchstone Strategic Trust
(Exact Name of Registrant as Specified in Charter)

1-800-543-0407
(Area Code and Telephone Number)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Copies to:

Deborah Bielicke Eades, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7661

Renee M. Hardt, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7616

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A, Class C, and Class Y shares of beneficial interest, no par value per share, of Touchstone Dynamic Diversified Income Fund, a series of the Registrant, are being registered. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on April 22, 2019, pursuant to Rule 488 under the Securities Act of 1933.
______________________________________________________________________________________________________

TOUCHSTONE CONTROLLED GROWTH WITH INCOME FUND
a series of
TOUCHSTONE STRATEGIC TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

[•], 2019

Dear Shareholder:

We have important information concerning your investment in the Touchstone Controlled Growth with Income Fund (the “Target Fund”), a series of Touchstone Strategic Trust (the “Trust”). As a shareholder of the Target Fund, we wish to inform you that the Board of Trustees of the Trust (the “Board”) has approved the reorganization of the Target Fund into the Touchstone Dynamic Diversified Income Fund (the “Acquiring Fund,” and together with the Target Fund, the “Funds”), another series of the Trust (the “Reorganization”).

The Reorganization is intended to eliminate the offering of multiple funds with similar investment goals and similar principal investment strategies, and has the potential to provide efficiencies, enhanced marketability and economies of scale for the combined Fund.

Pursuant to an Agreement and Plan of Reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund. As a result of the Reorganization, you will receive shares of the Acquiring Fund that will have a total value equal to the total value of your shares in the Target Fund as of the close of business on the closing date of the Reorganization. The Target Fund will then cease operations and liquidate. The Reorganization is expected to be completed on or about May 10, 2019.

The following table shows the share class of the Acquiring Fund that will be issued to each corresponding share class of the Target Fund.

Target Fund and Share Classes	Acquiring Fund and Share Classes
Touchstone Controlled Growth with Income Fund, a series of the Trust	Touchstone Dynamic Diversified Income Fund, a series of the Trust
Class A Class C Class Y	Class A Class C Class Y

Shareholder approval is not required to effect the Reorganization. We have enclosed a Prospectus/Information Statement that describes the Reorganization proposal in greater detail, as well as important information about the Acquiring Fund.

Sincerely,

Jill T. McGruder
President
Touchstone Strategic Trust

QUESTIONS & ANSWERS
We recommend that you read the enclosed Prospectus/Information Statement. In addition to the detailed information in the Prospectus/Information Statement, the following questions and answers provide an overview of key features of the Reorganization.

Q.	Why are we sending you the Prospectus/Information Statement?

A.
On February 12, 2019, the Board of Trustees of the Trust (the “Board”) approved the Reorganization of the Target Fund into the Acquiring Fund. The Reorganization does not require approval by shareholders. The Prospectus/Information Statement provides important information regarding the Reorganization and the Acquiring Fund that you should consider carefully.

Q.	What will happen to my existing shares?

A.
Immediately after the Reorganization, you will own shares of the Acquiring Fund that are equal in total value to the shares of the Target Fund that you hold as of the close of business on the date of the Reorganization (although the number of shares and the net asset value per share may be different).

Q.	How do the fees and expenses of the Funds compare?

A.
The advisory fee rate of the combined Fund after the Reorganization will be the same as the advisory fee rate for each of the Funds prior to the Reorganization. For Classes A and C shares, the Funds have the same Rule 12b-1 fees and sales charges. Class Y shares of each Fund are not subject to any Rule 12b-1 fees or sales charges.

In addition, each Fund has entered into an expense limitation agreement with Touchstone Advisors, Inc. (“Touchstone Advisors”), each Fund’s investment advisor. Touchstone Advisors has contractually agreed to waive a portion of its fees and reimburse certain Fund expenses in order to limit annual fund operating expenses for each Fund. The expense limitation and fee structure for each share class of the Acquiring Fund is the same as the expense limitation and fee structure for the corresponding share class of the Target Fund. The expense limitation agreement is effective through April 29, 2020 for each Fund. In addition, as of the most recent fiscal year end, the annual fund operating expenses of Class A, Class C and Class Y shares of the Acquiring Fund, as a percentage of average net assets, are lower than the annual fund operating expenses of the corresponding class of shares of the Target Fund.
The section titled “Summary—Reorganization—How do the Funds’ fees and expenses compare?” of the Prospectus/Information Statement compares the fees and expenses of the Funds in detail and the section titled “The Funds’ Management—Expense Limitation Agreement” provides additional information regarding the expense limitation agreements.

Q.	How do the Funds’ investment goals and principal investment strategies compare?

A.
The investment goals and principal investment strategies of the Funds are similar, and both Funds are managed by the same sub-advisor Wilshire Associates Incorporated (“Wilshire” or “Sub-Advisor”). The section of the Prospectus/Information Statement titled “Summary—Reorganization—How do the Funds’ investment goals and principal investment strategies compare?” describes the investment goal and principal investment strategies of the Target Fund and the investment goal and principal investment strategies of the Acquiring Fund.

Q.	Will I have to pay federal income taxes as a result of the Reorganization?

A.
You are not expected to recognize any gain or loss for federal income tax purposes on the exchange of your shares of the Target Fund for shares of the Acquiring Fund. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. The sections of the Prospectus/Information Statement titled “Summary—Reorganization—What will be the primary federal income tax consequences of the Reorganization?” and “Information About the Reorganization—Material Federal Income Tax Consequences” provide additional information regarding the federal income tax consequences of the Reorganization.
After the Reorganization, it is expected that the Acquiring Fund will sell a portion of the Target Fund’s portfolio received in the Reorganization. If such transition had occurred as of December 31, 2018, the Acquiring Fund would have sold approximately 60% (or $28 million) of the Target Fund’s investment portfolio. The Acquiring Fund may realize gains as a result of such repositioning, which may increase the net investment income and net capital gains to be distributed by the Acquiring Fund as a taxable dividend to its shareholders after the Reorganization. For more information, please see the sections of the Prospectus/Information Statement titled “Summary—Reorganization—What will be the primary federal income tax consequences of the Reorganization?,” “Summary—Reorganization—Will there be any repositioning costs?” and “Information About the Reorganization—Material Federal Income Tax Consequences.”

Q.	Who will manage the Acquiring Fund after the Reorganization?

A.
Touchstone Advisors serves as the investment advisor to both Funds. Wilshire serves as the investment sub-advisor to both Funds and Nathan Palmer, CFA, and Anthony Wicklund, CFA, CAIA, the current portfolio managers of the Funds, will continue to serve as the Acquiring Fund’s portfolio managers. For more information please see the sections of the Prospectus/Information Statement titled “Summary—Reorganization—Who will be the Advisor, Sub-Advisor, and Portfolio Managers of my Fund after the Reorganization?,” “The Funds’ Management—Investment Advisor” and “The Funds’ Management—Sub-Advisor and Portfolio Managers.”

Q.	Will I have to pay any sales load, commission, or other similar fee in connection with the Reorganization?

A.
No, you will not pay any sales load, commission, or other similar fee in connection with the shares of the Acquiring Fund you will receive in the Reorganization, and any contingent deferred sales charge (“CDSC”) holding period on your shares of the Target Fund will carry over to the shares of the Acquiring Fund that you receive in the Reorganization. However, following the Reorganization, additional purchases, exchanges and redemptions of shares of the Acquiring Fund will be subject to any applicable sales loads, commissions, and other similar fees.

Q.	Who will pay the costs of the Reorganization?

A.
Touchstone Advisors will pay the costs of the Reorganization (other than brokerage transaction costs associated with portfolio repositioning) whether or not the Reorganization is completed. For a discussion of brokerage transaction costs associated with portfolio repositioning, please see the sections of the Prospectus/Information Statement titled “Summary—Reorganization—Will there be any repositioning costs?”

Q.	What if I redeem my shares before the Reorganization takes place?

A.	If you choose to redeem your shares before the Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction.

Q.	Why is no shareholder action necessary?

A.
The Trust’s Declaration of Trust provides that any series may be reorganized into another series by a vote of a majority of the trustees of the Trust without the approval of shareholders. In addition, the Reorganization of the Target Fund into the Acquiring Fund satisfies the requisite conditions of Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), such that shareholder approval is not required by the 1940 Act.

Q.	When will the Reorganization occur?

A.	The Reorganization is expected to be completed on or about May 10, 2019.

Q.	Who should I contact for more information?

A.	You can contact Shareholder Services at (800) 543-0407 for more information.

The information contained in this Prospectus/Information Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus/Information Statement is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION
DATED MARCH 22, 2019

PROSPECTUS/INFORMATION STATEMENT

[•], 2019

TOUCHSTONE CONTROLLED GROWTH WITH INCOME FUND
TOUCHSTONE DYNAMIC DIVERSIFIED INCOME FUND
each, a series of
TOUCHSTONE STRATEGIC TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407
This Prospectus/Information Statement is being furnished to shareholders of the Touchstone Controlled Growth with Income Fund (the “Target Fund”), a series of Touchstone Strategic Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) between the Target Fund and the Touchstone Dynamic Diversified Income Fund (the “Acquiring Fund”), a series of the Trust, providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for Class A, Class C and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the pro rata distribution by class of the Acquiring Fund’s shares to the Target Fund’s shareholders in complete liquidation and termination of the Target Fund (the “Reorganization”).
The Board of Trustees of the Trust (the “Board”) has approved the proposed Reorganization. In the Reorganization, you will receive shares of the Acquiring Fund in an amount equal in value to the shares of the Target Fund that you hold as of the close of business on the date of the Reorganization (although the number of shares and the net asset value per share may be different). The Reorganization is expected to be completed on or about May 10, 2019.
This Prospectus/Information Statement is first being sent to shareholders of the Target Fund on or about [__], 2019.
Each of the Target Fund and the Acquiring Fund is a series of a registered open-end investment company (mutual fund). The Target Fund and the Acquiring Fund are sometimes referred to in this Prospectus/Information Statement individually as a “Fund” and collectively as the “Funds.”
This Prospectus/Information Statement, which you should read carefully and retain for future reference, concisely presents the information that you should know about the Funds and the Reorganization. This document also serves as a prospectus for the offering and issuance of shares of the Acquiring Fund to be issued in the Reorganization. A Statement of Additional Information (“SAI”) dated [__], 2019 relating to this Prospectus/Information Statement and the Reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Prospectus/Information Statement (meaning it is legally a part of this Prospectus/Information Statement).
Additional information concerning the Target Fund and the Acquiring Fund is contained in the documents described below, all of which have been filed with the SEC.

THIS IS NOT A PROXY STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

Information About the Target Fund and the Acquiring Fund:	How to Obtain this Information:
Prospectus
1.   Prospectus relating to the Touchstone Controlled Growth with Income Fund and the Touchstone Dynamic Diversified Income Fund dated April 30, 2018, as supplemented through the date of this Prospectus/Information Statement (File No. 002-80859).

Statement of Additional Information
1.   SAI relating to the Touchstone Controlled Growth with Income Fund and the Touchstone Dynamic Diversified Income Fund dated April 30, 2018, as supplemented through the date of this Prospectus/Information Statement (File No. 002-80859).

Annual Report
1.    Annual Report relating to the Touchstone Controlled Growth with Income Fund and Touchstone Dynamic Diversified Income Fund for the fiscal year ended December 31, 2018 (File No. 811-03651).

Copies are available upon request and without charge if you:

·    Write to Touchstone Strategic Trust, P.O. Box 9878, Providence, Rhode Island 02940; or

·    Call (800) 543-0407 toll-free; or

·    Download a copy from TouchstoneInvestments.com/Resources.

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov.
This Prospectus/Information Statement sets forth the information shareholders of the Target Fund should know before the Reorganization (in effect, investing in shares of the Acquiring Fund) and constitutes an offering of shares of beneficial interest, without par value per share, of the Acquiring Fund. Please read this Prospectus/Information Statement carefully and retain it for future reference.
THE SEC HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/ INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
An investment in the Acquiring Fund:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of your original investment

i

SUMMARY
This section summarizes the primary features of the Reorganization. It may not contain all of the information that is important to you. To understand the Reorganization, you should read this entire Prospectus/Information Statement and the exhibits. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the SAI, and the Plan, a form of which is attached to this Prospectus/Information Statement as Exhibit A.
Background
The inception date of the Target Fund and the Acquiring Fund was September 30, 2004. As of December 31, 2018, the Target Fund had total assets of $47.5 million. As of December 31, 2018, the Acquiring Fund had total assets of $48.0 million.
Reorganization
What are the reasons for the Reorganization?
At a meeting on February 12, 2019, the Board, including those trustees who are not “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), determined that the Reorganization was in the best interests of the Funds and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization. The Board approved the Reorganization.
The Reorganization is intended to eliminate the offering of multiple funds with similar investment goals and similar principal investment strategies, and has the potential to provide efficiencies, enhanced marketability and economies of scale for the combined Fund. The Board considered the following factors, among others: the investment goals, principal investment strategies, sub-advisor and portfolio managers of the Funds; the historical investment performance record of the Funds; the advice and recommendation of Touchstone Advisors, Inc. (“Touchstone Advisors”), including its opinion that the Reorganization would be in the best interests of the Funds and that the combined Fund would have enhanced marketability and a greater opportunity to achieve economies of scale than either Fund operating individually; and the investment advisory fee and other fees paid by the Funds, the expense ratios of the Funds and the contractual limitations on the Funds’ expenses.
For more information, please see the section titled “Information About the Reorganization—Reasons for the Reorganization.”
What are the key features of the Reorganization?
The Plan sets forth the key features of the Reorganization. The Plan provides for the following:

•
the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for Class A, Class C and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund;

•	the pro rata distribution by class of the Acquiring Fund's shares to the Target Fund shareholders in complete liquidation and termination of the Target Fund; and

•	the receipt of an opinion of counsel that the Reorganization qualifies as a tax-free reorganization for federal income tax purposes.
The Reorganization is expected to be completed on or about May 10, 2019.

1

After the Reorganization, what shares of the Acquiring Fund will I own?
Each Fund is a series of a registered open-end management investment company (i.e., a mutual fund). In the Reorganization, you will receive the same class of shares in the Acquiring Fund as you currently own in the Target Fund. The Acquiring Fund shares you receive will have the same total value as your shares of the Target Fund, in each case measured as of the close of business on the date of the Reorganization.
How do the Funds’ fees and expenses compare?
Comparative Fee Tables. The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each Fund. Pro forma expenses project anticipated expenses of the Acquiring Fund following the Reorganization. Actual expenses may be greater or less than those shown. The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price. The Target Fund shareholders will not pay any front-end sales charge on any shares of the Acquiring Fund received as part of the Reorganization. However, the holding period related to any contingent deferred sales charge (“CDSC”) applicable to shares of the Target Fund will carry over to shares of the Acquiring Fund received as part of the Reorganization. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares—Class A Shares” below, and in the Funds' prospectus (dated April 30, 2018) in the section titled Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts and on page 43 of the Funds' SAI (dated April 30, 2018) in the section titled “Choosing a Class of Shares”. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below. Expense ratios reflect annual fund operating expenses for the twelve months ended December 31, 2018 for the Target Fund and the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of December 31, 2018 and do not include the estimated costs of the Reorganization, which will be borne by Touchstone Advisors and not the Funds, or the costs of portfolio repositioning.

	Touchstone Controlled Growth with Income Fund Class A	Touchstone Dynamic Diversified Income Fund Class A	Acquiring Fund after Reorganization (pro forma combined) Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	5.00%	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.20%	0.20%	0.20%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.59%	0.48%	0.43%(1)
Acquired Fund Fees and Expenses (AFFE)	1.32%	0.73%	0.73%(1)
Total Annual Fund Operating Expenses	2.36%(2)	1.66%(2)	1.61%
Fee Waiver or Expense Reimbursement(3)	(0.55)%	(0.44)%	(0.39)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(3)	1.81%(2)	1.22%(2)	1.22%

2

	Touchstone Controlled Growth with Income Fund Class C	Touchstone Dynamic Diversified Income Fund Class C	Acquiring Fund after Reorganization (pro forma combined) Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	1.00%	1.00%	1.00%
Wire Redemption Fee	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.20%	0.20%	0.20%
Distribution or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.73%	0.52%	0.46%(1)
Acquired Fund Fees and Expenses (AFFE)	1.32%	0.73%	0.73%(1)
Total Annual Fund Operating Expenses	3.25%(2)	2.45%(2)	2.39%
Fee Waiver or Expense Reimbursement(3)	(0.69)%	(0.48)%	(0.42)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(3)	2.56%(2)	1.97%(2)	1.97%

	Touchstone Controlled Growth with Income Fund Class Y	Touchstone Dynamic Diversified Income Fund Class Y	Acquiring Fund after Reorganization (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.20%	0.20%	0.20%
Distribution or Service (12b-1) Fees	None	None	None
Other Expenses	0.57%	0.83%	0.51%(1)
Acquired Fund Fees and Expenses (AFFE)	1.32%	0.73%	0.73%(1)
Total Annual Fund Operating Expenses	2.09%(2)	1.76%(2)	1.44%
Fee Waiver or Expense Reimbursement(3)	(0.53)%	(0.79)%	(0.47)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(3)	1.56%(2)	0.97%(2)	0.97%
__________________________
(1) Other Expenses and Acquired Fund Fees and Expenses are estimated based on fees and expenses of the Acquiring Fund assuming the Reorganization had been consummated as of the beginning of the twelve-month period ended December 31, 2018.
(2) Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2018.
(3) Touchstone Advisors and the Trust have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and

3

interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49%, 1.24% and 0.24% of average daily net assets for Classes A, C and Y shares, respectively. This contractual expense limitation is effective through April 29, 2020, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. See the discussion entitled “The Funds’ Management—Expense Limitation Agreement” in this Prospectus/Information Statement for more information.

Expense Example. The example is intended to help you compare the cost of investing in each Fund and the Acquiring Fund (pro forma), assuming the Reorganization takes place. The example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the operating expenses remain as shown above and that the contractual expense limitation agreement for the Acquiring Fund after the Reorganization (pro forma) is in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption
Classes	1 Year	3 Years	5 Years	10 Years
Class A
Touchstone Controlled Growth with Income Fund	$675	$1,150	$1,650	$3,021
Touchstone Dynamic Diversified Income Fund	$618	$956	$1,318	$2,332
Acquiring Fund after Reorganization (Pro Forma Combined)	$618	$946	$1,297	$2,284
Class C
Touchstone Controlled Growth with Income Fund	$359	$937	$1,638	$3,502
Touchstone Dynamic Diversified Income Fund	$300	$718	$1,262	$2,750
Acquiring Fund after Reorganization (Pro Forma Combined)	$300	$705	$1,238	$2,694
Class Y
Touchstone Controlled Growth with Income Fund	$159	$604	$1,075	$2,379
Touchstone Dynamic Diversified Income Fund	$99	$477	$880	$2,008
Acquiring Fund after Reorganization (Pro Forma Combined)	$99	$409	$742	$1,684

	Assuming No Redemption
Class	1 Year	3 Years	5 Years	10 Years
Class C
Touchstone Controlled Growth with Income Fund	$259	$937	$1,638	$3,502
Touchstone Dynamic Diversified Income Fund	$200	$718	$1,262	$2,750
Acquiring Fund after Reorganization (Pro Forma Combined)	$200	$705	$1,238	$2,694

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Portfolio Turnover. Each Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds’ performance. As of its most recent fiscal year end, the portfolio turnover rates for the Target Fund and the Acquiring Fund were 62% and 20%, respectively.
How do the Funds’ performance records compare?
The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year as compared to each of ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and Wilshire Liquid Alternative IndexSM (the current benchmark indexes for the Target Fund) and the Bloomberg Barclays U.S. Aggregate Bond Index and MSCI All Country World Index (ACWI) (the current benchmark indexes for the Acquiring Fund). The bar charts do not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance (before and after taxes) does not indicate how the Funds will perform in the future. On November 23, 2015, each Fund changed its name, principal investment strategies and sub-advisor. Consequently, prior period performance may have been different if the Funds had not been managed by the prior sub-advisor using that sub-advisor’s asset allocation strategy. Updated performance is available at no cost by visiting TouchstoneInvestments.com or by calling (800) 543-0407.
Touchstone Controlled Growth with Income Fund—Class A Shares Total Return as of December 31

Best Quarter: Second Quarter 2009 9.23%	Worst Quarter: Fourth Quarter 2018 (5.79)%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.  After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

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Average Annual Total Returns
For the periods ended December 31, 2018

	1 Year	5 Years	10 Years
Touchstone Controlled Growth with Income Fund—Class A
Return Before Taxes	(10.07)%	0.58%	4.41%
Return After Taxes on Distributions	(10.75)%	(0.31)%	3.20%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(5.75)%	0.17%	3.03%
Touchstone Controlled Growth with Income Fund—Class C
Return Before Taxes	(6.26)%	1.01%	4.24%
Touchstone Controlled Growth with Income Fund—Class Y
Return Before Taxes	(4.32)%	2.05%	5.30%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	1.87%	0.63%	0.37%
Wilshire Liquid Alternative IndexSM (reflects no deduction for fees, expenses or taxes)	(4.24)%	0.19%	2.28%
(1) The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Touchstone Dynamic Diversified Income Fund—Class A Shares Total Return as of December 31

Best Quarter: Second Quarter 2009 14.84%	Worst Quarter: Third Quarter 2011 (9.94)%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.  After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

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Average Annual Total Returns
For the periods ended December 31, 2018

	1 Year	5 Years	10 Years
Touchstone Dynamic Diversified Income Fund—Class A
Return Before Taxes	(10.16)%	1.41%	6.45%
Return After Taxes on Distributions	(11.47)%	0.32%	5.35%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(5.85)%	0.70%	4.75%
Touchstone Dynamic Diversified Income Fund—Class C
Return Before Taxes	(6.25)%	1.85%	6.29%
Touchstone Dynamic Diversified Income Fund—Class Y
Return Before Taxes	(4.40)%	2.89%	7.36%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%
MSCI ACWI(2) (reflects no deduction for fees, expenses or taxes)	(9.42)%	4.26%	9.46%
(1) The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
(2) The MSCI ACWI returns disclosed are net of withholding taxes.

Will I be able to purchase, redeem, and exchange shares the same way?
Yes, after the Reorganization you will be able to purchase, redeem, and exchange shares of the Acquiring Fund the same way that you purchase, redeem, and exchange shares of the Target Fund. For more information, see the sections titled “Choosing a Class of Shares—Buying and Selling Fund Shares” and “Choosing a Class of Shares—Exchange Privileges of the Funds.”
Will I be able to receive distributions the same way?
Like the Target Fund, the Acquiring Fund intends to distribute to its shareholders substantially all of its net investment income and capital gains. Each Fund declares and pays any net investment income dividends quarterly. Each Fund makes distributions of capital gains, if any, at least annually. After the Reorganization, any income and capital gains will be reinvested in the class of shares of the Acquiring Fund you receive in the Reorganization or, if you have so elected, distributed in cash. Each Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable. For more information, see the section titled “Choosing a Class of Shares—Distribution Policy.”
Who will be the Advisor, Sub-Advisor, and Portfolio Managers of my Fund after the Reorganization?
For each Fund, Touchstone Advisors serves as the investment advisor.
Wilshire Associates Incorporated (“Wilshire” or “Sub-Advisor”) serves as sub-advisor to each Fund, with Nathan Palmer, CFA and Anthony Wicklund, CFA, CAIA serving as portfolio managers.
Nathan Palmer, CFA, Portfolio Manager, is a Managing Director with Wilshire and heads Wilshire Funds Management’s portfolio management group. Mr. Palmer has more than 19 years of industry experience and is responsible for creating multi-asset class, multi-manager investment solutions for financial intermediary clients. Prior to joining Wilshire in 2011, Mr. Palmer provided investment advice to endowment, foundation, and family office clients at Convergent Wealth Advisors since 2009.
Anthony Wicklund, CFA, CAIA, Portfolio Manager, is a Managing Director with Wilshire and a Portfolio Manager with Wilshire Funds Management. Mr. Wicklund has more than 16 years of industry experience and is a Portfolio

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Manager for multi-manager portfolios, including target-risk, target-date, and alternative portfolios for a range of financial intermediary clients. Prior to joining Wilshire in 2013, Mr. Wicklund was the Director of Risk Management at Convergent Wealth Advisors, where he led the firm’s investment risk management and operational due diligence efforts since 2006.
After the Reorganization, Touchstone Advisors will continue to serve as investment advisor to the Acquiring Fund, with Wilshire and Messrs. Palmer and Wicklund continuing in their capacity as sub-advisor and portfolio managers, respectively.
For additional information regarding Touchstone Advisors, the sub-advisor, and the portfolio managers, please see the section titled “The Funds’ Management—Investment Advisor” and “The Funds’ Management—Sub-Advisor and Portfolio Managers.”
What will be the primary federal income tax consequences of the Reorganization?
The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes. If the Reorganization so qualifies, then generally no gain or loss will be recognized for federal income tax purposes by the Funds or their respective shareholders as a direct result of the Reorganization. As a condition to the closing of the Reorganization, the Funds will each receive an opinion from the law firm of Vedder Price P.C. that the Reorganization qualifies as a tax-free reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The opinion, however, is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS or a court from taking a contrary position. See “Information About the Reorganization—Material Federal Income Tax Consequences” for more information on the material federal income tax consequences of the Reorganization.
Will there be any repositioning costs?
After the Reorganization, it is expected that the Acquiring Fund will sell a portion of the Target Fund’s portfolio received in the Reorganization. If such transition had occurred as of December 31, 2018, the Acquiring Fund would have sold approximately 60% (or $28 million) of the Target Fund’s investment portfolio. The Acquiring Fund may realize gains as a result of such repositioning, which may increase the net investment income and net capital gains to be distributed by the Acquiring Fund as a taxable dividend to its shareholders after the Reorganization.
It is estimated that portfolio repositioning of the Acquiring Fund, following the Reorganization, would have resulted in brokerage commissions or other transaction costs of approximately $4,275 for the Acquiring Fund, based on average commission rates, if such sales occurred on December 31, 2018, and realized losses of approximately $2.8 million or $(0.38) per share, if the securities had been sold on December 31, 2018. These transaction costs represent expenses of the Acquiring Fund that are not subject to the Fund’s expense cap and will be borne by the Fund and indirectly borne by the Fund’s shareholders (including Target Fund shareholders who receive shares in the Reorganization). The Acquiring Fund may realize gains as a result of such repositioning, which may increase the net investment income and net capital gains to be distributed by the Acquiring Fund as a taxable dividend to its shareholders following the Reorganization.
How do the Funds’ investment goals and principal investment strategies compare?
The Funds have similar investment goals. The Target Fund’s investment goal is to seek to provide investors with growth and income. The Acquiring Fund’s investment goal is to seek to provide investors with current income.
Each Fund is a “fund-of-funds.” The Target Fund seeks to achieve its investment goals by primarily investing in a diversified portfolio of fixed-income, equity-income oriented and alternative underlying funds, and the Acquiring Fund seeks to achieve its investment goal by investing primarily in a diversified portfolio of fixed-income and equity-income oriented underlying funds (although a portion of each Fund’s assets may also be invested in cash, cash equivalents, or in money market funds). A key difference of the Target Fund’s investment strategy from the Acquiring Fund is that the Target Fund will allocate a significant portion of its assets to underlying funds utilizing alternative or non-traditional investment strategies, such as long-short and merger arbitrage strategies.

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Each Fund also has identical fundamental investment limitations, which are set forth in Exhibit B.
The following tables describe the investment goals and principal investment strategies of the Target Fund and the Acquiring Fund.

	Target Fund	Acquiring Fund
Investment Goal	The Fund seeks growth and income.	The Fund seeks current income.

Principal Investment Strategy
The Target Fund is a “fund-of-funds,” which seeks to achieve its investment goal by investing primarily in a diversified portfolio of underlying equity, fixed-income, and alternative funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These underlying funds, in turn, invest in a variety of U.S. and foreign equity securities, fixed-income instruments and other investments. The Target Fund will allocate a significant portion of its assets to underlying funds utilizing alternative or non-traditional investment strategies, such as long-short and merger arbitrage strategies.

The Acquiring Fund is a “fund-of-funds,” which seeks to achieve its investment goal by investing primarily in a diversified portfolio of fixed-income and equity-income oriented underlying funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).

The majority of the underlying funds in which the Target Fund invests will be affiliated funds; however, the Target Fund will have the ability to invest in unaffiliated underlying funds, including ETFs and ETNs, to the extent that the desired asset class exposure is not available through affiliated funds.

The majority of the underlying funds in which the Acquiring Fund invests will be affiliated funds; however, the Acquiring Fund will have the ability to invest in unaffiliated underlying funds, including ETFs and ETNs, to the extent that the desired asset class exposure is not available through affiliated funds.

	The Target Fund currently expects to allocate 0-25% of its assets to equity funds, 25-50% of its assets to fixed-income funds and 50-75% of its assets to alternative funds.	The Acquiring Fund currently expects to allocate 25-55% of its assets to equity funds, 25-55% of its assets to fixed-income funds and 0-30% of its assets to alternative funds.

The Target Fund may invest up to 45% of its assets in any individual underlying fund. Several of the underlying funds in which the Target Fund invests may invest without limit in securities of issuers outside of the United States. As a result, the Target Fund will have exposure to foreign markets.

The Acquiring Fund may invest up to 45% of its assets in any individual underlying fund. Several of the underlying funds in which the Acquiring Fund invests may invest without limit in securities of issuers outside of the United States. As a result, the Acquiring Fund will have exposure to foreign markets (including emerging markets).

	The Target Fund, through its investment in underlying funds, may also be exposed to equity securities of companies of all market capitalizations, including small-, mid-, and large-cap companies.	The Acquiring Fund, through its investment in underlying funds, may also be exposed to equity securities of companies of all market capitalizations, including small-, mid-, and large-cap companies.

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Target Fund	Acquiring Fund

Though not expected to be a substantial part of the overall strategy of the Target Fund, the Target Fund, through its investment in underlying funds, will gain exposure to additional strategies and instruments of the underlying funds, including: collateralized loan obligations, derivatives (such as futures contracts, options, and swaps), and real estate investments.

Though not expected to be a substantial part of the overall strategy of the Acquiring Fund, the Acquiring Fund, through its investment in underlying funds, will gain exposure to additional strategies and instruments of the underlying funds, including: collateralized loan obligations, derivatives (such as futures contracts, options, and swaps), and real estate investments.

The Target Fund’s sub-advisor, Wilshire, seeks to develop an optimal allocation among underlying funds in accordance with these principles:
• “Controlled” Growth — seeks growth through lower volatility equities and alternative strategy exposure;
• Rising Rate Protection — seeks lower duration and lower bond correlation;
• Attractive Income — seeks higher yielding debt to produce attractive income.

The Acquiring Fund’s sub-advisor, Wilshire, seeks to develop an optimal model allocation among underlying funds that seeks to maximize “income efficiency,” or yield achieved per unit of risk. The Acquiring Fund primarily invests in fixed-income and equity-income oriented funds, ETFs, and ETNs and is dynamically managed as yield and volatility environments change.

Wilshire and Touchstone Advisors periodically agree on the universe of underlying funds that Wilshire may consider when making allocation decisions. Wilshire, subject to approval by Touchstone Advisors, may change the Target Fund’s target allocation to each asset class, the underlying funds in each asset class (including the addition or removal of funds from the universe of underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Wilshire and Touchstone Advisors routinely agree on the universe of underlying funds that Wilshire may consider when making allocation decisions. Wilshire, subject to approval by Touchstone Advisors, may change the Acquiring Fund’s target allocation to each asset class, the underlying funds or other securities in each asset class (including the addition or removal of funds from the universe of underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Principal Risks

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could return less than other investments. As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal. Each Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets a Fund allocates to each underlying fund. To the extent that a Fund invests more of its assets in one underlying fund than another, a Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from a Fund’s transactions in shares of the underlying funds. Each Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting the best mix of underlying funds. There is the risk that Wilshire’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The principal risks of investing in the Funds are similar, as their investment goals are similar and their principal investment strategies are similar. The principal risks of the Funds are set forth below, and such risks apply to both Funds unless otherwise noted. The Target Fund is subject to the following principal risks, which the Acquiring Fund is not: call options risk, covered call options risk and merger arbitrage risk. The Acquiring Fund is subject to the following principal risks, which the Target Fund is not: emerging markets risk, prepayment risk and real estate industry risk.

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Call Options Risk (Target Fund Only): Writing index and exchange-traded fund call options is intended to reduce an underlying fund’s volatility and provide income, although it may also reduce an underlying fund’s ability to profit from increases in the value of its equity portfolio.

Collateralized Loan Obligations Risk: Typically, collateralized loan obligations (“CLOs”) are privately offered and sold, and thus are not registered under the securities laws. As a result, an underlying fund may in certain circumstances characterize its investments in CLOs as illiquid. In assessing liquidity, an underlying fund will consider various factors including whether the CLO may be purchased and sold in Rule 144A transactions and whether an active dealer market exists. CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk). Additional risks of CLOs include the possibility that distributions from collateral securities will be insufficient to make interest or other payments, the potential for a decline in the quality of the collateral, and the possibility that an underlying fund may invest in a subordinate tranche of a CLO.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom an underlying fund executes transactions) to a transaction with an underlying fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Options Risk (Target Fund Only): Investments in covered calls involve certain risks. These risks include:

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Limited Gains. When an underlying fund writes a covered call option, the underlying fund makes an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium. By selling a covered call option, an underlying fund may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock.

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Lack of Liquidity. If an underlying fund is not able to close out an option transaction, the underlying fund will not be able to sell the underlying security until the option expires or is exercised. Because an underlying fund will generally hold the stocks underlying the call option, an underlying fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Derivatives Risk: The use of derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk, which is the risk that the derivative does not correlate well with the security, index, or currency to which it relates, and the risk that the derivative may not have the intended effects. The use of derivatives to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

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Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with an underlying fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

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Leverage Risk: Leverage occurs when an underlying fund uses derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds an underlying fund’s initial investment. The use of leverage magnifies changes in an underlying fund’s net asset value and

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thus results in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the underlying fund's overall returns. There can be no guarantee that a leveraging strategy will be successful.

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Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the Sub-Advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.

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Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the underlying fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the underlying fund. A swap can be a form of leverage, which can magnify the underlying fund’s gains or losses.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the underlying fund’s shares.

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Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

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Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

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Real Estate Investment Trust Risk: Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values and rental rates and increases in property taxes. Additionally, REITs typically incur fees that are separate from those of an underlying fund.

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Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of an underlying fund’s fixed-income investments responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, an underlying fund’s fixed-income investments will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer an underlying fund’s maturity or duration, the more sensitive the value of an underlying fund’s shares will be to changes in interest rates.

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Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying

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collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

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Corporate Loan Risk: The corporate loans in which an underlying fund invests may be rated below investment grade. As a result, such corporate loans will be considered speculative with respect to the borrowers’ ability to make payments of interest and principal and will otherwise generally bear risks similar to those associated with non-investment grade securities. There is a high risk that an underlying fund could suffer a loss from investments in lower rated corporate loans as a result of a default by the borrower.

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Credit Risk: The fixed-income securities in an underlying fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

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Interest Rate Risk: As interest rates rise, the value of fixed-income securities the underlying fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

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Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

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Mortgage-Backed Securities Risk: Some underlying funds may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to call risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

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Stressed and Distressed Securities Risk: Distressed securities are speculative and involve significant risks in addition to the risks generally applicable to non-investment grade debt securities. Distressed securities bear a substantial risk of default, and may be in default at the time of investment. An underlying fund will generally not receive interest payments on distressed securities, and there is a significant risk that principal will not be repaid, in full or at all. Distressed securities will likely be illiquid and may be subject to restrictions on resale.

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U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar

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may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, imposition of foreign withholding and other taxes, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

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Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

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Emerging Markets Risk (Acquiring Fund Only): Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund’s returns because an underlying fund may be unable to transact at advantageous times or prices, or at all.
Merger Arbitrage Risk (Target Fund Only): Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected.
Non-Diversification Risk: An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.
Pay-In-Kind Bonds Risk: Pay-in-kind bonds, a type of mezzanine financing, are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.
Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund. This risk also applies to each Fund, which may engage in active and frequent trading of underlying funds resulting in increased transaction costs to the Fund.
Prepayment Risk (Acquiring Fund Only): The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of an underlying fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of an underlying fund.
Real Estate Industry Risk (Acquiring Fund Only): Since an underlying fund’s investments may be concentrated in the real estate industry, it is subject to the risk that the real estate industry will underperform the broader market, as well as the risk that issuers in the industry will be similarly impacted by market conditions, legislative or regulatory changes, or competition. The real estate industry is particularly sensitive to economic downturns.
Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements. Investing in Rule 144A securities may reduce the liquidity of the underlying fund's portfolio if an adequate institutional trading market for these securities does not exist. Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.

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Short Sales Risk: In a short sale, an underlying fund sells a security or other financial instrument, such as a futures contract, that it does not own. To complete the transaction, the underlying fund must borrow the security to make delivery to the buyer. An underlying fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. If the price of the security sold short rises between the time an underlying fund sells the security short and the time an underlying fund replaces the security sold short, an underlying fund will realize a loss on the transaction.
Value Investing Risk: Value investing presents the risk that an underlying fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other styles of investing during given certain periods.
INFORMATION ABOUT THE REORGANIZATION
Reasons for the Reorganization
The Reorganization is intended to eliminate the offering of multiple funds with similar investment goals and similar principal investment strategies. The Reorganization has the potential to provide efficiencies, enhanced marketability and economies of scale for the combined Fund. At a meeting held on February 12, 2019, the Board, including the Independent Trustees, determined that the Reorganization was in the best interests of the Funds and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization. The Board approved the Reorganization.
In evaluating the Reorganization, the Board requested and reviewed, with the assistance of independent legal counsel, materials furnished by Touchstone Advisors, the investment advisor to the Funds. These materials included information regarding the operations and financial condition of the Funds and the principal terms and conditions of the Reorganization, including that the Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes. The Board considered the following factors, among others:
•    the investment goals, principal investment strategies, sub-advisor and portfolio managers of the Funds;
•    the historical investment performance record of the Funds;
•    the advice and recommendation of Touchstone Advisors, including its opinion that the Reorganization would be in the best interests of the Funds and that the combined Fund would have enhanced marketability and a greater opportunity to achieve economies of scale than either Fund operating individually;
•    the investment advisory fee and other fees paid by the Funds, the expense ratios of the Funds and the contractual limitations on the Funds’ expenses;
•    the anticipated benefits to the Funds, including operating efficiencies, that may be achieved from the Reorganization;
•    that the expenses of the Reorganization would not be borne by the Funds’ shareholders;
•    the terms and conditions of the Reorganization, including the Acquiring Fund’s assumption of all of the liabilities of the Target Fund;
•    the Reorganization is intended to be a tax-free reorganization for federal income tax purposes; and
•    alternatives available to shareholders of the Target Fund, including the ability to redeem or exchange their shares.
During their assessment, the Board met with independent legal counsel regarding the legal issues involved. After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any potential operating efficiencies or other benefits will in fact be

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realized, the Board concluded that the Reorganization would be in the best interests of each Fund and the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganization.
Agreement and Plan of Reorganization
A form of the Plan is set forth in Exhibit A. The Plan provides that all of the assets of the Target Fund will be transferred to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund on or about May 10, 2019 or such other date as may be agreed upon by the parties (the “Closing Date”). The class or classes of the Acquiring Fund shares that you will receive in connection with the Reorganization will be the same as the class or classes of the Target Fund shares that you own immediately prior to the closing of the Reorganization.
Prior to the close of business on the Closing Date, the Target Fund will endeavor to discharge all of its known liabilities and obligations. In addition, prior to the close of business on the Closing Date, for tax reasons, the Target Fund will distribute to its shareholders all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date, all of the Target Fund’s net tax-exempt income for all taxable periods ending on or before the Closing Date, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any available capital loss carryforwards and excluding any net capital gain on which the Target Fund paid federal income tax).
The Bank of New York Mellon, the sub-administrator for the Funds, will compute the value of the Target Fund’s portfolio of securities. The method of valuation employed will be consistent with the valuation procedures described in the Trust’s declaration of trust and the Target Fund’s prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the Funds.
As soon after the closing as practicable, the Target Fund will distribute pro rata by class to its shareholders of record as of the time of such distribution the full and fractional shares of the Acquiring Fund received by the Target Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Target Fund’s shareholders on the Acquiring Fund’s share records of its transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the appropriate class of the Acquiring Fund due a Target Fund shareholder. All issued and outstanding shares of the Target Fund will be cancelled. After these distributions and the winding up of its affairs, the Target Fund will be terminated.
The Reorganization is subject to the satisfaction or waiver of the conditions set forth in the Plan. The Plan may be terminated (1) by the mutual agreement of the Target Fund and the Acquiring Fund; or (2) at or prior to the closing by either party (a) because of a breach by the other of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the closing, if not cured within 30 days, or (b) because a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
Whether or not the Reorganization is consummated, Touchstone Advisors will pay the expenses incurred by the Funds in connection with the Reorganization, other than repositioning costs.
Description of the Securities to be Issued
Shareholders of the Target Fund as of the closing will receive full and fractional shares of the Acquiring Fund in accordance with the terms of the Plan. The shares of the Acquiring Fund to be issued in connection with the Reorganization will be duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. Shares of the Acquiring Fund to be issued in the Reorganization will have no preemptive or conversion rights and no share certificates will be issued.
Material Federal Income Tax Consequences
The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as a Target Fund shareholder. It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Prospectus/Information Statement

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and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local, or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Target Fund shares as part of a hedge, straddle, conversion or other integrated transaction; a person with “applicable financial statements” within the meaning of Section 451(b) of the Code; a person who does not hold Target Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.
The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Target Fund and the Acquiring Fund will receive an opinion from the law firm of Vedder Price P.C. substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications, and assumptions with respect to the Reorganization, for federal income tax purposes:
(i)    The transfer by the Target Fund of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund shares so received by the Target Fund to the Target Fund’s shareholders of record in complete liquidation of the Target Fund and the termination of the Target Fund promptly thereafter, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.
(ii)    No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Target Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.
(iii)    No gain or loss will be recognized by the Target Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund shares so received to the Target Fund’s shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.
(iv)    No gain or loss will be recognized by the Target Fund’s shareholders upon the exchange, pursuant to the Plan, of all their shares of the Target Fund solely for Acquiring Fund shares.
(v)    The aggregate basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Plan will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder.
(vi)    The holding period of the Acquiring Fund shares received by each Target Fund shareholder in the Reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided such Target Fund shares were held as capital assets at the effective time of the Reorganization.
(vii)    The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of the Reorganization.
(viii)    The holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund.

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No opinion will be expressed as to (1) the effect of the Reorganization on the Target Fund, the Acquiring Fund or any Target Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or on the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and any state, local or foreign tax issues of any kind.
No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganization. Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. If the Reorganization is consummated but the IRS or the courts determine, that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.
Prior to the Reorganization, the Target Fund will declare and pay a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of the Target Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax exempt income and realized net capital gain (after reduction for available capital loss carryforwards and excluding certain capital gain on which the Target Fund paid tax), if any, for all periods through the Closing Date. Such distributions will be taxable to shareholders for federal income tax purposes and may include net capital gain from the sale of portfolio assets as discussed below. Even if reinvested in additional shares of the Target Fund, which would be exchanged for shares of the Acquiring Fund in the Reorganization, such distributions will be taxable for federal income tax purposes.
If portfolio assets of the Target Fund are sold prior to the Reorganization, the tax impact of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis (after taking into account any available capital loss carryforwards) will be distributed to the Target Fund’s shareholders as capital gains (to the extent of net long-term capital gain over any net short-term capital loss) or ordinary dividends (to the extent of net short-term capital gain over any net long-term capital loss) during or with respect to the year of sale, and such distributions will be taxable to shareholders.
The Reorganization will cause the tax year of the Target Fund to close. After the Reorganization, the Acquiring Fund’s ability to use the Target Fund’s or the Acquiring Fund’s realized and unrealized pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. Therefore, in certain circumstances, shareholders may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Reorganization not occurred. The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Funds at the time of the Reorganization.
As of December 31, 2018, for U.S. federal income tax purposes, neither the Target Fund nor the Acquiring Fund had capital loss carryforwards. As of December 31, 2018, for U.S. federal income tax purposes, the Target Fund had net unrealized losses of $4,408,532.
In addition, shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. Furthermore, any gain the Acquiring Fund realizes after the Reorganization, including any built-in gain in the portfolio investments of the Target Fund or the Acquiring Fund that was unrealized at the time of the Reorganization, may result in taxable distributions to shareholders holding shares of the Acquiring Fund (including former shareholders of the Target Fund who hold shares of the Acquiring Fund following the Reorganization). After the Reorganization, it is expected that the Acquiring Fund will sell

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approximately 60% (or $28 million) of the Target Fund’s investment portfolio received the Reorganization. As a result, shareholders of the Acquiring Fund (including former shareholders of the Target Fund) may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.
Tracking Your Basis and Holding Period; State and Local Taxes. After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. However, mutual funds must report cost basis information to you and the IRS when a shareholder sells or exchanges shares acquired on or after January 1, 2012 that are not in a retirement account (“covered shares”). Cost basis reporting by a mutual fund is not required if the shares were acquired in a reorganization and the basis of the acquired shares is determined from the basis of shares that were not covered shares.
This discussion does not address any state, local or foreign tax issues and is limited to material federal income tax issues. You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Reorganization in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws.
Pro Forma Capitalization
The following table sets forth the net assets, number of shares outstanding, and net asset value (“NAV”) per share, assuming the Reorganization occurred as of December 31, 2018. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after giving effect to the Reorganization and assuming the Reorganization occurred as of December 31, 2018. These numbers may differ as of the closing date of the Reorganization.

	Target Fund	Acquiring Fund	Pro Forma Adjustments(1)	Pro Forma Acquiring Fund After Reorganization
Net Assets (all classes)	$46,895,031	$44,335,027		$91,230,058
Class A
Net assets	$12,316,201	$26,891,514		$39,207,715
Shares outstanding	1,174,024	2,217,871	(158,248)(2)	3,233,647
Net asset value per share	$10.49	$12.12		$12.12
Class C
Net assets	$5,508,621	$13,075,047		$18,583,668
Shares outstanding	527,378	1,075,225	(74,377)(2)	1,528,226
Net asset value per share	$10.45	$12.16		$12.16
Class Y
Net assets	$29,070,209	$4,368,466		$33,438,675
Shares outstanding	2,772,149	359,507	(379,789)(2)	2,751,867
Net asset value per share	$10.49	$12.15		$12.15

(1)
Touchstone Advisors, and not the Funds, will bear 100% of the Reorganization expenses (which do not include brokerage transaction costs associated with portfolio repositioning), which are estimated to be approximately $90,000.

(2)
Pro forma shares outstanding have been adjusted for the accumulated change in the number of the Target Fund’s shareholder accounts based on the relative value of each Fund’s net asset value per share as of December 31, 2018.

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THE FUNDS’ MANAGEMENT
The Funds have the same investment advisor.
Investment Advisor
Touchstone Advisors, Inc.
303 Broadway, Suite 1100, Cincinnati, Ohio 45202
Touchstone Advisors has been a SEC-registered investment advisor since 1994. As of February 28, 2019, it had approximately $17.4 billion in assets under management.
Touchstone Advisors is responsible for selecting each Fund’s sub-advisor(s), subject to approval by the Board. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

•	level of knowledge and skill;

•	performance as compared to its peers or benchmark;

•	consistency of performance over 5 years or more;

•	level of compliance with investment rules and strategies;

•	employees;

•	facilities and financial strength; and

•	quality of service.
Touchstone Advisors will also continually monitor each sub-advisor’s performance through various analyses and through in-person, telephone, and written consultations with a sub-advisor. Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Board, including whether or not a sub-advisor’s contract should be renewed, modified, or terminated.
The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. A Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust of which it is a series or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of a Fund will be notified of any material changes in the Fund’s sub-advisory arrangements. After the Reorganization, Touchstone Advisors and the Trust will continue to rely on this exemptive order.
Two or more sub-advisors may manage a Fund, with each managing a portion of the Fund’s assets. If a Fund has more than one sub-advisor, Touchstone Advisors allocates how much of a Fund’s assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisors.
Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to a sub-advisor, custodian, transfer agent, sub-administrative agent, or other parties. For its services, Touchstone Advisors is entitled to receive an investment advisory fee from each Fund at an annualized rate based on the average daily net assets of the Fund. The annual fee rate below is the fee paid to Touchstone Advisors by each Fund for the Fund’s most recent fiscal year end and is net of advisory fees waived by Touchstone Advisors, if any. Touchstone Advisors, and not the Funds, pays from its advisory fee sub-advisory fees to the Funds’ sub-advisors.

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Each Fund pays an advisory fee at an annual rate of 0.20% on the first $1 billion of the average daily net assets of the Fund, 0.175% on the next $1 billion of average daily net assets, 0.15% on the next $1 billion of average daily net assets and 0.125% on additional assets.
The annual fee rate below is the fee paid to Touchstone Advisors by each Fund for the Fund’s most recent fiscal year end and net of any fee waivers and/or expense reimbursements, which are discussed in more detail below. Touchstone Advisors, and not the Funds, pays sub-advisory fees to Wilshire from its advisory fee.

•	Target Fund 0.00%

•	Acquiring Fund 0.04%
Sub-Advisor and Portfolio Managers
Wilshire Associates Incorporated, has served as sub-advisor to the Funds since November 23, 2015. Wilshire is located at 1299 Ocean Avenue, Santa Monica, California 90401 and is a registered investment advisor under the Investment Advisers Act of 1940, as amended. Wilshire was founded in 1972 and has since evolved into a diversified global financial services firm. Wilshire Funds Management, the global investment management business unit of Wilshire, advises on $163 billion as of December 31, 2018. Wilshire, an independent firm for over 40 years, is supported by a global network of offices in the U.S., Europe, and the Asia Pacific.
The following individuals will be jointly and primarily responsible for the management of the Funds’ portfolios.
Nathan Palmer, CFA, Portfolio Manager, is a Managing Director with Wilshire and heads Wilshire Funds Management’s portfolio management group. Mr. Palmer has more than 19 years of industry experience and is responsible for creating multi-asset class, multi-manager investment solutions for financial intermediary clients. Prior to joining Wilshire in 2011, Mr. Palmer provided investment advice to endowment, foundation, and family office clients at Convergent Wealth Advisors since 2009.
Anthony Wicklund, CFA, CAIA, Portfolio Manager, is a Managing Director with Wilshire and a Portfolio Manager with Wilshire Funds Management. Mr. Wicklund has more than 16 years of industry experience and is a Portfolio Manager for multi-manager portfolios, including target-risk, target-date, and alternative portfolios for a range of financial intermediary clients. Prior to joining Wilshire in 2013, Mr. Wicklund was the Director of Risk Management at Convergent Wealth Advisors, where he led the firm’s investment risk management and operational due diligence efforts since 2006.
Advisory and Sub-Advisory Agreement Approval
A discussion of the basis for the Board’s approval of the Funds’ advisory and sub-advisory agreements can be found in the Trust’s December 31, 2018 annual report.
Expense Limitation Agreement
Touchstone Advisors has contractually agreed to waive fees and reimburse expenses to the extent necessary to ensure that each Fund’s total annual operating expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) do not exceed the contractual expense limits set forth below. The contractual expense limits set forth in the table below have been adjusted for each class of each Fund to include the effect of Rule 12b-1 fees, shareholder servicing fees, and other anticipated class specific expenses, if applicable. Fee waivers and expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors

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reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to Touchstone Advisors only if such repayment does not cause the annual fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. Fees waived and expenses reimbursed by Touchstone Advisors with respect to the Target Fund prior to the closing of the Reorganization may not be recouped by Touchstone Advisors following the closing of the Reorganization.

Fund	Expense Limit	Effective Through
Touchstone Controlled Growth with Income Fund
Class A	0.49%	April 29, 2020
Class C	1.24%	April 29, 2020
Class Y	0.24%	April 29, 2020
Touchstone Dynamic Diversified Income Fund
Class A	0.49%	April 29, 2020
Class C	1.24%	April 29, 2020
Class Y	0.24%	April 29, 2020

Other Service Providers
The Funds currently have the same service providers. Upon completion of the Reorganization, the Acquiring Fund will continue to engage its existing service providers, as set forth in the chart below.

Service Providers
Principal Underwriter	Touchstone Securities, Inc.
Administrator	Touchstone Advisors, Inc.
Sub-Administrative Agent	The Bank of New York Mellon
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.
Custodian	Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm	Ernst & Young LLP

CHOOSING A CLASS OF SHARES
Share Class Offerings. The Acquiring Fund is offering the following classes of shares pursuant to this Prospectus/Information Statement and the SAI: Class A, Class C and Class Y. Each class of shares has different sales charges and distribution fees. You will not pay any sales load, commission, or other similar fee in connection with the shares you will receive in the Reorganization. However, additional purchases, exchanges and redemptions of shares of a Fund will be subject to any sales loads, commissions, and other similar fees applicable to the Fund. For additional information regarding sales charges, sales charge reductions and waivers, and distribution fees applicable to Fund shares not offered in this Prospectus/Information Statement and the SAI, see the sections titled “Choosing a Class of Shares” and “Investing with Touchstone” in the Fund’s prospectus.
Class A Shares
The offering price of Class A shares of each Fund is equal to its NAV plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment. Class A shares are subject to a Rule 12b-1 distribution fee of up to 0.25% of the Fund’s average daily net assets allocable to Class A shares.
Class A Sales Charge. The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Funds. The amount of front-end sales charge is shown as a percentage of (1) the offering

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price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.
You will not pay any front-end sales charge in connect with the shares you will receive in the Reorganization.

Amount of Your Investment*	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00%	0.00%	None**
*This includes the aggregate amount of your investment in the Touchstone Fund Complex (as defined below).
**Touchstone Securities (as defined below) may pay a finder's fee on qualifying assets to dealers who initiate purchases of Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Waiver of Class A Sales Charge. There is no front-end sales charge on Class A shares of the Funds if your aggregate investment in all funds managed by Touchstone Advisors (the “Touchstone Fund Complex”) equals $1 million or more. For these purchases, Touchstone Securities, Inc. (“Touchstone Securities”) may pay your financial intermediary a distribution-related commission associated with such sale of up to 1.00%. In the event that Touchstone Securities paid such a commission to your financial intermediary, a CDSC of up to 1.00% may be charged on redemptions made within one year of your purchase. The CDSC will be assessed on the lesser of your shares’ NAV at the time of redemption or the time of purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the CDSC. Any CDSC applicable to your shares of the Target Fund will not be incurred as a result of your shares being exchanged for shares of the Acquiring Fund pursuant to the Reorganization, and the holding period applicable to your Target Fund shares for purposes of the CDSC will carry over to the shares of the Acquiring Fund that you receive in the Reorganization.
Class C Shares
Class C shares are sold at NAV, without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. Class C shares are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase The CDSC will be assessed on the lesser of your shares’ NAV at the time of redemption or the time of purchase. A CDSC will not be imposed upon redemptions of Class C shares held for at least one year. Any CDSC applicable to your shares of the Target Fund will not be incurred as a result of your shares being exchanged for shares of the Acquiring Fund pursuant to the Reorganization, and the holding period applicable to your Target Fund shares for purposes of the CDSC will carry over to the shares of the Acquiring Fund that you receive in the Reorganization.
Class C shares are subject to an annual Rule 12b-1 fee of up to 1.00% of a Fund’s average daily net assets allocable to Class C shares. Touchstone Securities intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.
Effective January 1, 2019, (the “Effective Date”), Class C shares of the Funds will automatically convert to Class A shares of the same Fund after they have been held for 10 years. The conversion will not be considered a taxable event for federal income tax purposes. These automatic conversions will be executed without any sales charge (including CDSCs), redemption or transaction fee, or other charge. After such a conversion takes place, the shares will be subject to all features, rights and expenses of Class A shares. If you hold Class C shares through certain financial intermediaries, such as an omnibus account or group retirement recordkeeping platform, your intermediary may not be able to track the amount of time you held your Class C shares purchased before January 1, 2019. In that

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case, Class C shares held prior to January 1, 2019 would convert to Class A shares 10 years after the Effective Date of this policy. The holding period applicable to your Target Fund shares will carry over to the shares of the Acquiring Fund that you receive in the Reorganization.
Class Y Shares
Class Y shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. Class Y shares are not subject to a Rule 12b-1 fee or CDSC. In addition, Class Y shares may be purchased through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisors. In each case, the intermediary has entered into an agreement with Touchstone Securities to include the Funds in their program where the intermediary provides investors participating in their program with additional services, including advisory, asset allocation, recordkeeping or other services. You should ask your financial institution if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs may also offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. Investors should carefully consider any separate transaction fee or other fees charged by these programs in connection with investing in each available share class before selecting a share class.
Buying and Selling Fund Shares
Each Fund has the same minimum investment requirements, which are set forth in the chart below.

	Classes A, C, and Y
Minimum Investment Requirements	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Existing Class A and Class C shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. Touchstone Securities will forward the proceeds of your sale to you (or to your financial intermediary) within 7 days (normally within 3 business days) after receipt of a proper redemption request. Under normal conditions, each Fund typically expects to meet redemption requests through the use of the Fund's holdings of cash or cash equivalents, lines of credit, an interfund loan (as discussed in the Fund’s SAI) or by selling other Fund assets. Under unusual circumstances, such as a market emergency, when its Board deems it appropriate, a Fund may make payment for shares redeemed by tendering portfolio securities of the Fund taken at current value in order to meet the redemption request. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities. Until such time as the shareholder sells the securities they receive in-kind, the securities are subject to market risk. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash. The Funds may also use redemption in-kind for certain Fund shares held by ReFlow Fund, LLC, a liquidity program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. For more information about buying and selling shares, see the section “Investing with Touchstone” in each Fund’s Prospectus or call (800) 543-0407.

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Exchange Privileges of the Funds
Each Fund has the same exchange privileges. The Funds are subject to the exchange privileges listed below.
Class A shares may be exchanged into Class A shares of any other Touchstone Fund at NAV, although Touchstone Funds that are closed to new investors may not accept exchanges.
Class C shares may be exchanged into Class C shares of any other Touchstone Fund, although Touchstone Funds that are closed to new investors may not accept exchanges.
Class Y shares of the Funds are exchangeable for Class Y shares of any other Touchstone Fund as long as investment minimums and proper selling agreement requirements are met. Class Y shares may be available through financial intermediaries that have appropriate selling agreements with Touchstone Securities, or through “processing organizations” (e.g., mutual fund supermarkets) that purchase shares for their customers. Touchstone Funds that are closed to new investors may not accept exchanges.
You do not have to pay any exchange fee for your exchange, but if you exchange from a fund with a lower load schedule to a fund with a higher load schedule you may be charged the load differential.
Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.
You should carefully review the disclosure provided in the prospectus relating to the exchanged-for shares before making an exchange of your Fund shares. Touchstone Funds that are closed to new investors may not accept exchanges.
You may realize a taxable gain if you exchange shares of a Fund for shares of another fund.
Distribution Policy
Each Fund intends to distribute to its shareholders substantially all of its net income and net capital gains. Dividends, if any, are declared and paid quarterly by each Fund. Each Fund makes distributions of net capital gains, if any, at least annually. If you own shares on a Fund’s distribution record date, you will be entitled to receive the distribution.
After the Reorganization, shareholders of the Target Fund who currently have their dividends or distributions reinvested will have dividends or distributions received from the Acquiring Fund reinvested in the same class of shares of the Acquiring Fund as they owned in the Target Fund. Shareholders of the Target Fund who have elected to receive dividends or distributions in cash will receive dividends or distributions from the Acquiring Fund in cash after the Reorganization, although they may, after the Reorganization, elect to have both dividends and distributions reinvested in additional shares of the Acquiring Fund.
The Funds have each qualified and intend to remain qualified (for the Target Fund, through the Closing Date) to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must, among other things, distribute at least 90% of its net taxable and tax-exempt income and diversify its holdings as required by the Code. While so qualified, so long as a Fund distributes all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt income and any realized net capital gains to its shareholders of record, it is expected that the Fund will not be required to pay any federal income taxes.
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS
Rule 12b-1 Distribution Plans. Each Fund has adopted distribution plans, with respect to its Class A and Class C shares, under Rule 12b-1 of the 1940 Act. The plans allow each Fund to pay distribution and other fees for the sale

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and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges. Class Y shares are not subject to a fee pursuant to a Rule 12b-1 plan. For more information on these plans, please see the section titled “Rule 12b-1 Distribution Plans” in each Fund’s prospectus.
Additional Compensation to Financial Intermediaries. Touchstone Securities, the Trust’s principal underwriter, at its own expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Funds or other Touchstone Funds. Touchstone Securities reviews and makes changes to the focused distribution strategy on a periodic basis. These payments are generally based on a pro rata share of a dealer’s sales. Touchstone Securities may also provide compensation in connection with conferences, sales, or training programs for employees, seminars for the public, advertising, and other dealer-sponsored programs.
Touchstone Advisors, at its own expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for certain services including distribution, administrative, sub-accounting, sub-transfer agency or shareholder servicing activities. These additional cash payments to a financial intermediary are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration, and sub-transfer agency fees). These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary bears certain costs in connection with providing shareholder services to Fund shareholders. Touchstone Advisors may also reimburse Touchstone Securities for making these payments.
Touchstone Advisors and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold. The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and Touchstone Advisors or its affiliates may provide for increased rates of compensation as the dollar value of each Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. You should consult with your financial intermediary and review carefully any disclosure by the financial firm as to compensation received by your financial intermediary. Although each Fund may use financial firms that sell the Fund’s shares to effect portfolio transactions for the Fund, the Fund and Touchstone Advisors will not consider the sale of the Fund’s shares as a factor when choosing financial firms to effect those transactions. For more information on payment arrangements, please see the section entitled “The Distributor” in the Funds’ SAI.
INFORMATION ON SHAREHOLDERS’ RIGHTS
The following is a summary of certain important provisions of the governing instruments and governing laws applicable to the Trust, but is not a complete description. Further information about the Trust’s governance structure is contained in the Funds’ SAI and the Trust’s governing documents, which are on file with the SEC.
Organization and Governing Law. Each Fund is an open-end, management investment company and a series of Touchstone Strategic Trust, a Massachusetts business trust. A Fund organized as a series of a Massachusetts business trust is governed by the trust’s declaration of trust and by-laws or similar instruments. The power and authority to manage the Fund and its affairs reside with the trustees, and shareholder rights are generally limited to those provided to the shareholders in the declaration of trust or similar instrument, rather than by statute. The Funds are governed by the Trust’s Declaration of Trust (the “Declaration”) and the Trust’s By-Laws, both as amended, restated, or supplemented from time to time. The Funds are also governed by applicable federal law. Each Fund and its business and affairs are managed under the supervision of the Board of Trustees of the Trust.

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Shares. When issued and paid for in accordance with their respective prospectuses, shares of both Funds are fully paid and non-assessable, having no preemptive or subscription rights and are freely transferable. Each share of a Fund represents an equal interest in such Fund, although the fees and expenses relating to each class may vary. Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by the Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, or in additional Fund shares. In any liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.
Number of Authorized Shares and Par Value. Unlimited; no par value per share.
Series and Classes. The Declaration gives broad authority to the trustees to establish series and classes in addition to those currently established and to determine the rights and preferences of the shares of the shares of the series and classes.
Shareholder Meetings and Rights of Shareholders to Call a Meeting. The Funds are not required to hold annual shareholder meetings under Massachusetts law or the governing instruments of the Trust. The governing instruments of the Trust generally provide that a meeting of shareholders may be called at any time by the Board or by application of shareholders holding at least 25% of the shares of the Trust or one or more series then outstanding and that a special meeting of shareholders shall be called for the purpose of voting on the removal of any trustee upon the written request of the holders of 10% of the shares then outstanding.
Notice of Meetings. Written notice of any meeting of shareholders shall be given or caused to be given by the trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time, place and purpose of the meeting, to each shareholder at the shareholder’s address as it appears on the records of the Trust.
Record Date. The trustees may fix a date not more than 60 days prior to the date of any meeting of shareholders.
Submission of Shareholder Proposals. The Declaration and By-Laws of the Trust do not contain provisions requiring that a shareholder provide notice to the applicable Fund in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although federal securities laws, which apply to each Fund, require that certain conditions be met to present any proposals at shareholder meetings.
Quorum for Meetings and Adjournments. The governing instruments of the Trust provide that a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, but any lesser number shall be sufficient for adjournments.
Number of Votes. The governing instruments of the Trust provide that each shareholder is entitled to one vote for each whole share that they hold and a fractional vote for each fractional share that they hold. The governing instruments do not provide for cumulative voting.
Right to Vote. The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution (under certain circumstances), and amendments to fundamental policies, objectives, or restrictions. Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under the governing instruments of the Trust and Massachusetts law. The following summarizes the matters on which Fund shareholders have a right to vote and the minimum shareholder vote required to approve the matter. Where referenced below, the phrase “vote of a majority of the outstanding shares” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.
Election and Removal of Trustees. The shareholders of the Funds are entitled to vote for the election and the removal of trustees. A plurality of the shares voted, at a meeting at which a quorum is present, shall elect a trustee, except when a different vote is required or permitted by any provision of the 1940 Act or

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other applicable law or by the Declaration or the By-Laws. Any trustee may be removed with or without cause by two-thirds of the trustees or by a vote of two-thirds of the outstanding shares of the Trust.
Amendment of Governing Instruments. The Board has the right to amend the Declaration subject to a vote of a majority of the outstanding shares entitled to vote, except for certain amendments, such as the designation of series or classes, the change in name of the Trust or a series, or to supply any omission or cure an ambiguity. No amendment shall repeal the limitations on personal liability of any shareholder or trustee or repeal the prohibition of assessment upon the shareholders without the express consent of each shareholder or trustee involved. The By-Laws may be amended or repealed by a majority of the trustees to the extent that the By-Laws do not reserve that right to the shareholders.
Mergers and Reorganizations. The Declaration provides for the reorganization of the Trust or any series of the Trust by the transfer of the assets of the Trust or such series to another trust or fund, by vote of the trustees of the Trust without the approval of shareholders, unless such approval is required under the 1940 Act.
Liquidation of a Fund. The liquidation of a Fund may be authorized by vote of a majority of the trustees then in office subject to the approval of a majority of the outstanding voting shares of the Fund, as defined in the 1940 Act; provided however, that for a Fund created on or after November 17, 2011, the liquidation may be authorized by vote of a majority of the trustees without shareholder approval.
Trustee Liability and Trustee and Officer Indemnification. A trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The trustees are not responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, or the act or omission of any other trustee.
The Declaration generally provides for the indemnification of the Trust’s trustees and officers against all liabilities and expenses incurred by any trustee or officer in connection with any proceeding in which such person is made a party or otherwise or is threatened to be made a party by reason of being or having held such position with the Trust, except with respect to any matter arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person. Such rights to indemnification are not exclusive and do not affect any other rights the trustee or officer may have, by contract or otherwise by law, including under any liability insurance policy. There is no statutory exclusion under Massachusetts law from liabilities for shareholders of a Massachusetts business trust. Therefore, under certain circumstances, shareholders of a Massachusetts business trust may be deemed liable for the obligations of the trust.
Rights of Inspection. The records of the Trust shall be open to inspection by shareholders to the same extent as is permitted stockholders of a Massachusetts business corporation under the Massachusetts Business Corporation Law.
Shareholder Information. Exhibit C to this Prospectus/Information Statement lists the name, address, and percent ownership of each person who, as of April 12, 2019, to the knowledge of each Fund, owned 5% or more of the outstanding shares of a class of the respective Fund. Exhibit C also lists those shareholders that would have owned 5% or more of the outstanding shares of a class of the combined Fund had the Reorganization taken place on April 12, 2019.
FINANCIAL STATEMENTS AND EXPERTS
The Annual Report with respect to the Target Fund and the Acquiring Fund has been incorporated by reference into this Prospectus/Information Statement in reliance upon the report of Ernst & Young LLP, located at 312 Walnut Street, Cincinnati, Ohio 45202, the independent registered public accounting firm for each Fund, given on their authority as experts in accounting and auditing.

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LEGAL MATTERS
Certain legal matters in connection with the issuance of the Acquiring Fund’s shares will be passed upon by Vedder Price P.C., located at 222 N. LaSalle Street, Chicago, Illinois 60601.
ADDITIONAL INFORMATION
The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy materials, information statements and charter documents with the SEC. Reports and other information about the Funds are available on the EDGAR database of the SEC’s internet site at http://www.sec.gov. You may obtain copies of these reports and other information, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov.
Other Information
Information About the Distributor. Touchstone Securities and the Trust are parties to a distribution agreement (the “Distribution Agreement”) with respect to the Target Fund. Touchstone Securities’ principal place of business is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202. Touchstone Securities is a registered broker-dealer, and an affiliate of Touchstone Advisors by reason of common ownership. For the fiscal year ended December 31, 2018, the Target Fund paid Touchstone Securities $1,379 and $249 in the form of underwriting and broker commissions and contingent deferred sales charges on the Fund’s Class A and C shares, respectively.
Information About the Administrator. Touchstone Advisors serves as the Target Fund’s administrator pursuant to an administrative agreement between the Trust, on the Fund’s behalf, and Touchstone Advisors. Touchstone Advisors has engaged The Bank of New York Mellon, located at 4400 Computer Drive, Westborough, Massachusetts 01581, to serve as the Trust’s sub-administrator. For the fiscal year ended December 31, 2018, the Target Fund paid Touchstone Advisors $85,118 in administration fees.
Portfolio Transactions. There were no affiliated brokerage transactions for the Target Fund’s most recently completed fiscal year end.
Shareholders Sharing the Same Address. If two or more shareholders share the same address, only one copy of this Prospectus/Information Statement is being delivered to that address, unless the Trust has received contrary instructions from one or more of the shareholders at that shared address. Upon written or oral request, the Trust will deliver promptly a separate copy of this Prospectus/Information Statement to a shareholder at a shared address. Please call (800) 543-0407 or forward a written request to the Trust, P.O. Box 9878, Providence, Rhode Island 02940 if you would like to (1) receive a separate copy of this Prospectus/Information Statement; (2) receive your annual reports or information statements separately in the future; or (3) request delivery of a single copy of annual reports or information statements if you are currently receiving multiple copies at a shared address.
FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. For each Fund, this information was audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s report, along with each Fund’s financial statements and related notes, is included in the Funds’ Annual Report. You can obtain the Annual and Semi-Annual Reports at no charge by calling (800) 543-0407 or by downloading a copy from the Touchstone Investments website at: TouchstoneInvestments.com/Resources. The Annual Report has been incorporated by reference in this Information Statement/Prospectus and the SAI.

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Touchstone Controlled Growth with Income Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Year Ended December 31,
	2018	2017	2016		2015	2014
Net asset value at beginning of period	$11.26	$11.22	$10.83		$11.08	$10.93
Income (loss) from investment operations:
Net investment income	0.22	0.22	0.15		0.14	0.21
Net realized and unrealized gains (losses) on investments	(0.73)	0.36	0.47		(0.22)	0.17
Total from investment operations	(0.51)	0.58	0.62		(0.08)	0.38
Distributions from:
Net investment income	(0.18)	(0.33)	(0.23)		(0.17)	(0.23)
Realized capital gains	(0.08)	(0.21)	(—)	(A)	—	—
Total distributions	(0.26)	(0.54)	(0.23)		(0.17)	(0.23)
Net asset value at end of period	$10.49	$11.26	$11.22		$10.83	$11.08
Total return(B)	(4.56)%	5.23%	5.82%		(0.68)%	3.51%
Ratios and supplemental data:
Net assets at end of period (000's)	$12,316	$13,700	$15,327		$15,542	$17,408
Ratio to average net assets:
Net expenses(C)	0.49%	0.49%	0.49%		0.49%	0.46%
Gross expenses(C)	1.04%	1.03%	1.04%		0.96%	0.89%
Net investment income	1.92%	1.85%	1.38%		1.25%	1.79%
Portfolio turnover rate	62%	39%	41%		92%	11%
(A)		Less than $0.005 per share.
(B)		Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)		Ratio does not include expenses of the underlying funds.

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Touchstone Controlled Growth with Income Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Year Ended December 31,
	2018	2017	2016		2015	2014
Net asset value at beginning of period	$11.21	$11.16	$10.78		$11.03	$10.88
Income (loss) from investment operations:
Net investment income	0.17	0.15	0.07		0.06	0.12
Net realized and unrealized gains (losses) on investments	(0.76)	0.35	0.46		(0.22)	0.18
Total from investment operations	(0.59)	0.50	0.53		(0.16)	0.30
Distributions from:
Net investment income	(0.09)	(0.24)	(0.15)		(0.09)	(0.15)
Realized capital gains	(0.08)	(0.21)	(—)	(A)	—	—
Total distributions	(0.17)	(0.45)	(0.15)		(0.09)	(0.15)
Net asset value at end of period	$10.45	$11.21	$11.16		$10.78	$11.03
Total return(B)	(5.28)%	4.52%	4.95%		(1.45)%	2.76%
Ratios and supplemental data:
Net assets at end of period (000's)	$5,509	$7,301	$9,986		$11,281	$14,357
Ratio to average net assets:
Net expenses(C)	1.24%	1.24%	1.24%		1.24%	1.21%
Gross expenses(C)	1.93%	1.83%	1.81%		1.68%	1.65%
Net investment income	1.17%	1.10%	0.63%		0.50%	1.04%
Portfolio turnover rate	62%	39%	41%		92%	11%
(A)		Less than $0.005 per share.
(B)		Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)		Ratio does not include expenses of the underlying funds.

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Touchstone Controlled Growth with Income Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Year Ended December 31,
	2018	2017	2016		2015	2014
Net asset value at beginning of period	$11.26	$11.21	$10.83		$11.08	$10.93
Income (loss) from investment operations:
Net investment income	0.27	0.23	0.16		0.17	0.25
Net realized and unrealized gains (losses) on investments	(0.75)	0.39	0.48		(0.22)	0.16
Total from investment operations	(0.48)	0.62	0.64		(0.05)	0.41
Distributions from:
Net investment income	(0.21)	(0.36)	(0.26)		(0.20)	(0.26)
Realized capital gains	(0.08)	(0.21)	(—)	(A)	—	—
Total distributions	(0.29)	(0.57)	(0.26)		(0.20)	(0.26)
Net asset value at end of period	$10.49	$11.26	$11.21		$10.83	$11.08
Total return	(4.32)%	5.59%	5.99%		(0.43)%	3.78%
Ratios and supplemental data:
Net assets at end of period (000's)	$29,070	$25,563	$13,782		$8,802	$11,931
Ratio to average net assets:
Net expenses(B)	0.24%	0.24%	0.24%		0.24%	0.21%
Gross expenses(B)	0.77%	0.82%	0.90%		0.79%	0.65%
Net investment income	2.17%	2.10%	1.63%		1.50%	2.04%
Portfolio turnover rate	62%	39%	41%		92%	11%
(A)		Less than $0.005 per share.
(B)		Ratio does not include expenses of the underlying funds.

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Touchstone Dynamic Diversified Income Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Year Ended December 31,
	2018	2017	2016	2015	2014
Net asset value at beginning of period	$13.23	$12.73	$12.15	$12.66	$12.37
Income (loss) from investment operations:
Net investment income	0.47	0.44	0.48	0.18	0.22
Net realized and unrealized gains (losses) on investments	(1.07)	0.53	0.58	(0.50)	0.33
Total from investment operations	(0.60)	0.97	1.06	(0.32)	0.55
Distributions from:
Net investment income	(0.51)	(0.47)	(0.48)	(0.19)	(0.26)
Net asset value at end of period	$12.12	$13.23	$12.73	$12.15	$12.66
Total return(A)	(4.66)%	7.74%	8.81%	(2.54)%	4.46%
Ratios and supplemental data:
Net assets at end of period (000's)	$26,892	$31,264	$28,316	$29,754	$35,689
Ratio to average net assets:
Net expenses(B)	0.49%	0.49%	0.49%	0.49%	0.46%
Gross expenses(B)	0.93%	0.90%	0.90%	0.86%	0.83%
Net investment income	3.61%	3.44%	3.73%	1.38%	1.61%
Portfolio turnover rate	20%	25%	32%	77%	11%
(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Ratio does not include expenses of the underlying funds.

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Touchstone Dynamic Diversified Income Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Year Ended December 31,
	2018	2017	2016	2015	2014
Net asset value at beginning of period	$13.26	$12.75	$12.17	$12.67	$12.36
Income (loss) from investment operations:
Net investment income	0.40	0.38	0.38	0.09	0.11
Net realized and unrealized gains (losses) on investments	(1.09)	0.50	0.58	(0.50)	0.33
Total from investment operations	(0.69)	0.88	0.96	(0.41)	0.44
Distributions from:
Net investment income	(0.41)	(0.37)	(0.38)	(0.09)	(0.13)
Net asset value at end of period	$12.16	$13.26	$12.75	$12.17	$12.67
Total return(A)	(5.33)%	6.93%	7.98%	(3.22)%	3.59%
Ratios and supplemental data:
Net assets at end of period (000's)	$13,075	$17,792	$25,197	$27,414	$32,961
Ratio to average net assets:
Net expenses(B)	1.24%	1.24%	1.24%	1.24%	1.21%
Gross expenses(B)	1.72%	1.64%	1.63%	1.57%	1.57%
Net investment income	2.86%	2.69%	2.98%	0.63%	0.86%
Portfolio turnover rate	20%	25%	32%	77%	11%
(A)		Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)		Ratio does not include expenses of the underlying funds.

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Touchstone Dynamic Diversified Income Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Year Ended December 31,
	2018	2017	2016	2015	2014
Net asset value at beginning of period	$13.26	$12.75	$12.17	$12.68	$12.39
Income (loss) from investment operations:
Net investment income	0.56	0.54	0.55	0.22	0.27
Net realized and unrealized gains (losses) on investments	(1.13)	0.47	0.54	(0.51)	0.31
Total from investment operations	(0.57)	1.01	1.09	(0.29)	0.58
Distributions from:
Net investment income	(0.54)	(0.50)	(0.51)	(0.22)	(0.29)
Net asset value at end of period	$12.15	$13.26	$12.75	$12.17	$12.68
Total return	(4.40)%	8.06%	9.06%	(2.29)%	4.72%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,368	$6,675	$10,391	$18,168	$23,466
Ratio to average net assets:
Net expenses(A)	0.24%	0.24%	0.24%	0.24%	0.21%
Gross expenses(A)	1.03%	0.84%	0.73%	0.65%	0.58%
Net investment income	3.86%	3.69%	3.98%	1.63%	1.86%
Portfolio turnover rate	20%	25%	32%	77%	11%
(A)			Ratio does not include expenses of the underlying funds.

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EXHIBIT A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of [•], 2019, among Touchstone Dynamic Diversified Income Fund (the “Acquiring Fund”), a series of Touchstone Strategic Trust (the “Trust”), a Massachusetts business trust; Touchstone Controlled Growth with Income Fund (the “Target Fund,” and collectively with the Acquiring Fund, the “Funds” and each a “Fund”), a series of the Trust; and Touchstone Advisors, Inc. (for purposes of paragraph 9.1 only of this Agreement). The Trust has its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.
WHEREAS, the reorganization will consist of (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest, without par value, of the corresponding class of shares of the Acquiring Fund as set forth on Exhibit A (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the pro rata distribution by class of the Acquiring Fund Shares to the shareholders of the Target Fund in complete liquidation and termination of the Target Fund, all upon the terms and conditions in this Agreement (the “Reorganization”);
WHEREAS, the parties intend that this Agreement be a plan of reorganization and that the Reorganization shall qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder;
WHEREAS, the Target Fund and the Acquiring Fund are each a separate investment series of an open‑end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that generally are assets of the type and character in which the Acquiring Fund is permitted to invest;
WHEREAS, the Target Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;
WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted in value as a result of the Reorganization;
WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Target Fund and its shareholders and that the interests of the shareholders of the Target Fund will not be diluted in value as a result of the Reorganization;
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements in this Agreement, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR
ACQUIRING FUND SHARES AND ASSUMPTION OF TARGET FUND
LIABILITIES AND LIQUIDATION OF THE TARGET FUND

1.1    THE EXCHANGE. Subject to the terms and conditions of this Agreement and on the basis of the representations and warranties contained herein, the Trust, on behalf of the Target Fund, agrees to transfer all of the Target Fund’s assets to the Acquiring Fund as set forth in paragraph 1.2, free and clear of all liens, encumbrances and claims whatsoever. The Trust, on behalf of the Acquiring Fund, agrees in exchange for the Target Fund’s assets (i) to deliver to the Target Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Target Fund, as set forth in paragraph 1.3. Such transactions shall take place at the Closing provided for in paragraph 3.1.

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1.2    ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, and claims (whether absolute or contingent, known or unknown) and receivables (including dividends or interest receivables), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing (as defined below).
(a)    The Trust, on behalf of the Target Fund, has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Target Fund’s assets as of the date thereof. The Trust, on behalf of the Target Fund, represents that as of the date of the execution of this Agreement there have been no changes in the financial position of the Target Fund as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of portfolio securities, purchases and redemptions of Target Fund shares, the payment of its normal operating expenses and the distribution to its shareholders of its net income and net capital gain. The Trust, with respect to the Target Fund, reserves the right to buy and sell any securities or other assets in accordance with its investment objective and policies.
1.3    LIABILITIES TO BE ASSUMED. The Trust will endeavor to discharge all of the Target Fund’s known liabilities and obligations prior to the Valuation Time (as defined below). The Acquiring Fund shall assume all of the Target Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence as of the Closing.
1.4    LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing as is practicable, (a) the Target Fund will completely liquidate and distribute pro rata to the Target Fund’s shareholders of record of each class, determined as of the time of such distribution (the “Target Fund Shareholders”), the Acquiring Fund Shares of the corresponding class (as set forth on Exhibit A) received by the Target Fund pursuant to paragraph 1.1; and (b) the Target Fund will proceed to terminate in accordance with applicable laws of the Commonwealth of Massachusetts as set forth in paragraph 1.7 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares, by class, due such shareholders. All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Target Fund and will be null and void. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange; Acquiring Fund Shares distributed to Target Fund Shareholders will be reflected on the books of the Acquiring Fund as uncertificated shares.
1.5    TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund as of the Closing shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.6    REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund is and shall remain the responsibility of the Target Fund up to and including the Closing Date and such later date on which the Target Fund is terminated.
1.7    TERMINATION. The Trust shall take all necessary and appropriate steps under applicable law to terminate the Target Fund promptly following the Closing and the making of all distributions pursuant to paragraph 1.4.
1.8    WAIVER OF INVESTMENT MINIMUMS AND SALES LOADS. In connection with the Reorganization, any minimum investment amounts or sales loads applicable to initial investments in the Acquiring Fund will be waived with respect to the Target Fund Shareholders’ initial receipt of Acquiring Fund Shares in the Reorganization.
ARTICLE II
VALUATION

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2.1    VALUATION OF ASSETS. The value of the Target Fund’s assets to be acquired by the Acquiring Fund and the amount of the Target Fund’s liabilities to be assumed by the Acquiring Fund shall be computed as of the close of business on the New York Stock Exchange on the Closing Date (the “Valuation Time”), using the valuation procedures of the Funds approved by the Board of Trustees of the Trust (“Valuation Procedures”) or such other valuation procedures as shall be mutually agreed upon by the parties.
2.2    VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share of such class of such Fund computed as of the Valuation Time, using the valuation procedures set forth in the Valuation Procedures or such other valuation procedures as shall be mutually agreed upon by the parties.
2.3    SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Target Fund’s net assets shall be determined with respect to each class by dividing (a) the net assets attributable to such class of the Target Fund, determined in accordance with paragraph 2.1, by (b) the net asset value per share of the corresponding class of the Acquiring Fund, determined in accordance with paragraph 2.2. Holders of each class of shares of the Target Fund will receive full and fractional shares of the corresponding class of the Acquiring Fund, as set forth on Exhibit A.
2.4    DETERMINATION OF VALUE. All computations of value shall be made by BNY Mellon Investment Servicing (US) Inc., the Acquiring Fund’s and the Target Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Target Fund.
ARTICLE II
CLOSING AND CLOSING DATE

3.1    CLOSING DATE. Subject to the satisfaction or waiver of the conditions precedent set forth in Articles VI, VII and VIII, the closing of the Reorganization (the “Closing”) shall take place on or about [•], 2019 or such other date as the parties may agree to in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m. Eastern Time on the Closing Date unless otherwise provided (the “Effective Time”). The Closing shall be held as of 5:00 p.m. Eastern Time at the offices of the Trust, or at such other time or place as the parties hereto may agree.
3.2    EFFECT OF SUSPENSION IN TRADING. In the event that on the day on which the Valuation Time occurs (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that an accurate determination of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as the parties hereto may agree.
3.3    DELIVERY OF ASSETS. Delivery of the Target Fund’s assets will be made as of the Closing to Brown Brothers Harriman & Co., the Acquiring Fund’s custodian (the “Custodian”), for the account of the Acquiring Fund, in accordance with the customary practices of the Custodian, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered will be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund. If the Trust, on behalf of the Target Fund, is unable to make delivery to the Custodian pursuant to this paragraph 3.3 of any assets for the reason that any of such assets have not yet been delivered to the Target Fund by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Trust, on behalf of the Target Fund, will deliver with respect to said assets executed copies of an agreement of assignment and due bills executed on behalf of said

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broker, dealer or other counterparty, together with such other documents as may be required by the Trust, on behalf of the Acquiring Fund, or the Custodian, including broker confirmation slips.
3.4    TRANSFER AGENT CERTIFICATES. The Target Fund shall cause its transfer agent to deliver as of the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number, class and percentage ownership of outstanding shares owned by each such shareholder as of the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited as of the Closing or provide evidence satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund. At the Closing, each Fund shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other Fund or its counsel may reasonably request.
3.5    CUSTODIAN CERTIFICATES. The Target Fund shall cause the custodian for the Target Fund to deliver to the Acquiring Fund as of the Closing a certificate of an authorized officer stating that: (a) the Target Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Acquiring Fund shall cause the Custodian for the Acquiring Fund to deliver to the Target Fund as of the Closing a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund’s portfolio securities, cash and any other assets on the Closing Date.
ARTICLE IV

REPRESENTATIONS AND WARRANTIES
4.1    REPRESENTATIONS OF THE TARGET FUND. The Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:
(a)    The Target Fund is a separate investment series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of Massachusetts.
(b)    The Target Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open‑end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, is in full force and effect.
(c)    The current prospectus and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.
(d)    The Target Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of the Trust’s Amended and Restated Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), the Trust’s Amended and Restated By‑Laws, or any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound.
(e)    The Target Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it on or prior to the Closing, except for liabilities, if any, to be discharged as provided in paragraph 1.3.
(f)    Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Target Fund or any of its properties or assets, which, if adversely determined, would

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materially and adversely affect its financial condition, the conduct of its business, or the ability of the Target Fund to carry out the Reorganization. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization or the transactions contemplated herein.
(g)    The audited financial statements of the Target Fund dated December 31, 2018 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Target Fund as of such date, and there are no known contingent liabilities of the Target Fund as of such date not disclosed therein.
(h)    Since the date of the financial statements referred to in subparagraph (g) above, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Target Fund shall not constitute a material adverse change.
(i)    All federal, state, local and other tax returns and reports of the Target Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Target Fund required to be paid (whether or not shown as due on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes as of the date of the financial statements referred to in subparagraph (g) above are properly reflected on such financial statements. To the Target Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Target Fund, and no assessment or deficiency for taxes, interest, additions to tax or penalties has been asserted against the Target Fund.
(j)    For each taxable year of its operations (including the taxable year ending on the Closing Date), the Target Fund has been or will be treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met or will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been and will be eligible to compute and has computed and will compute its federal income tax under Section 852 of the Code, and will have distributed on or prior to the Closing Date all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code, and its net capital gain (after reduction for any available capital loss carryover as of the Closing Date and excluding any net capital gain on which the Target Fund paid tax under Section 852(b)(3)(A) of the Code) (as such terms are defined in the Code), in each case that has accrued or will accrue on or prior to the Closing Date.
(k)    The Target Fund is not under the jurisdiction of a court in a “Title 11 or similar case” within the meaning of Section 368(a)(3)(A) of the Code.
(l)    All issued and outstanding shares of the Target Fund are, and at the Closing will be, duly and validly issued and outstanding, fully paid and non‑assessable by the Target Fund. All of the issued and outstanding shares of the Target Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Fund shares, nor is there outstanding any security convertible into any Target Fund shares.
(m)    At the Closing, the Target Fund will have good and marketable title to the Target Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

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(n)    The execution, delivery, and performance of this Agreement have been duly authorized by the Trust’s Board of Trustees on behalf of the Target Fund, and upon execution shall constitute all necessary action on the part of the Trust’s Board of Trustees and shall constitute a valid and legally binding obligation of the Target Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
(o)    The information furnished by the Target Fund for use in no‑action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.
(p)    The Target Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Information Statement, all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection with the Reorganization. The Prospectus/Information Statement included in the Registration Statement (only insofar as it relates to the Target Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
4.2    REPRESENTATIONS OF THE ACQUIRING FUND. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:
(a)    The Acquiring Fund is a separate investment series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of Massachusetts.
(b)    The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open‑end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.
(c)    The current prospectus and statement of additional information, as of the date of the Prospectus/Information Statement, of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.
(d)    The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Declaration of Trust or the Trust’s Amended and Restated By‑Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.
(e)    Except as otherwise disclosed in writing to the Target Fund and accepted by the Target Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the Reorganization. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization or the transactions contemplated herein.
(f)    The audited financial statements of the Acquiring Fund dated December 31, 2018 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Target Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

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(g)    Since the date of the financial statements referred to in subparagraph (f) above, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Target Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.
(h)    All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown as due on any such return or report) have been paid or provision shall have been made for the payment thereof and any such unpaid taxes as of the date of the financial statements referred to in subparagraph (f) above are properly reflected on such financial statements. To the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment or deficiency for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund.
(i)    For each taxable year of its operation, the Acquiring Fund has been treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to compute and has computed its federal income tax under Section 852 of the Code. In addition, the Acquiring Fund will satisfy each of the foregoing with respect to its taxable year that includes the Closing Date.
(j)    All issued and outstanding Acquiring Fund shares are, and at the Closing will be, duly and validly issued and outstanding, fully paid and non‑assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.
(k)    The execution, delivery, and performance of this Agreement have been duly authorized by the Trust’s Board of Trustees on behalf of the Acquiring Fund, and upon execution shall constitute all necessary action on the part of the Trust’s Board of Trustees and shall constitute a valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
(l)    The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non‑assessable by the Acquiring Fund.
(m)    The information furnished by the Acquiring Fund for use in no‑action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.
(n)    The Prospectus/Information Statement included in the Registration Statement (only as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
(o)    The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
(p)    The Acquiring Fund is not under the jurisdiction of a court in a “Title 11 or similar case” within the meaning of Section 368(a)(3)(A) of the Code.

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ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1    OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Target Fund each will operate its business in the ordinary course between the date of this Agreement and the Closing, it being understood that such ordinary course of business will include purchases and redemptions of shares, customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.
5.2    INVESTMENT REPRESENTATION. The Target Fund covenants that the Acquiring Fund Shares to be issued are not being acquired for the purpose of making any distribution other than in accordance with the terms of this Agreement.
5.3    ADDITIONAL INFORMATION. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund shares.
5.4    FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the Reorganization, including any actions required to be taken after the Closing Date.
5.5    TAX STATUS OF REORGANIZATION. It is the intention of the parties hereto that the transaction contemplated by this Agreement with respect to the Target Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code. Except as otherwise expressly provided in this Agreement, none of the Trust, the Target Fund, or the Acquiring Fund shall take any action or cause any action to be taken (including without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated in this Agreement.
ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
The obligations of the Target Fund to consummate the Reorganization shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it at or before the Closing, and, in addition, the following further condition:
6.1    All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing with the same force and effect as if made at and as of the Closing. The Acquiring Fund shall have delivered to the Target Fund at the Closing a certificate executed in its name by the Trust’s President or Vice President, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to such effect and as to such other matters as the Target Fund shall reasonably request.
ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the Reorganization shall be subject, at its election, to the performance by the Target Fund of all the obligations to be performed by it at or before the Closing and, in addition, the following conditions:
7.1    All representations and warranties of the Target Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing with the same force and effect as if made at and as of the

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Closing. The Target Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed in its name by the Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.
7.2    The Target Fund shall have delivered to the Acquiring Fund a statement of the Target Fund’s assets and liabilities, together with a list of the Target Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Treasurer or Assistant Treasurer of the Trust.
ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
FUND AND THE TARGET FUND

If any of the conditions set forth below have not been satisfied at or before the Closing with respect to the Target Fund or the Acquiring Fund, the other Fund shall, at its option, not be required to consummate the Reorganization:
8.1    On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the Reorganization.
8.2    All required consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no‑action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the Reorganization shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party may for itself waive any of such conditions.
8.3    The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.
8.4    Prior to the Valuation Time, the Trust, with respect to the Target Fund, shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Target Fund’s shareholders at least all of the Target Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), the excess of the Target Fund’s interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code for all taxable years or periods ending on or before the Closing Date, and all of the Target Fund’s net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods ending on or before the Closing Date (after reduction for any available capital loss carryforward and excluding any net capital gain on which the Target Fund paid tax under Section 852(b)(3)(A) of the Code).
8.5    Each of the Acquiring Fund and the Target Fund shall have received an opinion of Vedder Price P.C. substantially to the effect that, for federal income tax purposes:
(a)    The transfer by the Target Fund of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund Shares so received by the Target Fund to the Target Fund’s shareholders of record in complete liquidation of the Target Fund and the termination of the Target Fund promptly thereafter, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code and the

A-9

Acquiring Fund and the Target Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.
(b)    No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.
(c)    No gain or loss will be recognized by the Target Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares so received to the Target Fund’s shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.
(d)    No gain or loss will be recognized by the Target Fund’s shareholders upon the exchange, pursuant to the Agreement, of all their shares of the Target Fund solely for Acquiring Fund Shares.
(e)    The aggregate basis of the Acquiring Fund Shares received by each Target Fund shareholder pursuant to the Agreement will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder.
(f)    The holding period of the Acquiring Fund Shares received by each Target Fund shareholder in the Reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided such Target Fund shares were held as capital assets at the effective time of the Reorganization.
(g)    The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the Effective Time of the Reorganization.
(h)    The holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund.
No opinion will be expressed as to (a) the effect of the Reorganization on the Acquiring Fund, the Target Fund, or any Target Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (b) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.
Such opinion shall be based on customary assumptions, limitations, and such representations as Vedder Price P.C. may reasonably request. The Target Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this paragraph 8.5.
ARTICLE IX

EXPENSES
9.1    Except as otherwise provided, all expenses of the Reorganization incurred by the Target Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Touchstone Advisors, Inc. (the investment advisor to the Trust and the Funds) or an affiliate thereof whether or not the Reorganization is completed. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the

A-10

Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in each state in which the Target Fund shareholders are residents as of the date of the mailing of the Prospectus/Information Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) shareholder solicitation costs.
9.2    Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Target Fund or the Acquiring Fund, as the case may be, as a regulated investment company within the meaning of Section 851 of the Code.
ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1    The Acquiring Fund and the Target Fund agree that neither party has made any representation, warranty, or covenant not set forth in this Agreement and that this Agreement constitutes the entire agreement between the Funds.
10.2    The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the Reorganization.
ARTICLE XI
TERMINATION

11.1    This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Target Fund. In addition, the Trust, on behalf of the Acquiring Fund or the Target Fund may at its option terminate this Agreement at or prior to the Closing because:
(a)    of a breach by any party of any representation, warranty, or agreement contained in this Agreement to be performed at or prior to the Closing, if not cured within 30 days; or
(b)    a condition in this Agreement expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
11.2    In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Target Fund, the Trust, or its Trustees or officers, to the other party.
ARTICLE XII
AMENDMENTS

12.1    This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust.
ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

13.1    The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

A-11

13.2    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
13.3    This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions of that state; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.
13.4    This Agreement shall bind and inure to the benefit of the Funds and their respective successors and assigns, but no assignment, transfer, or any rights or obligations of this Agreement shall be made by any Fund without the written consent of the other Fund. Nothing in this Agreement expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.
13.5    With respect to the Trust, the names used in this Agreement refer respectively to the Trust and the Funds and, as the case may be, the Trustees, as trustees but not individually or personally, acting under the Declaration of Trust which is filed with the Secretary of the Commonwealth of Massachusetts and also on file at the principal office of the Trust. The obligations of the Trust entered into in the name or on behalf of any of the Trustees, representatives, or agents of the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the property of the applicable Fund and all persons dealing with the Target Fund or the Acquiring Fund must look solely to property belonging to the Target Fund or the Acquiring Fund, as the case may be, for the enforcement of any claims against the Target Fund or the Acquiring Fund, respectively.

[SIGNATURE PAGE FOLLOWS]

A-12

IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement, all as of the date first written above.
TOUCHSTONE STRATEGIC TRUST,
on behalf of Touchstone Controlled Growth with Income Fund

By:
Name:
Title:
TOUCHSTONE STRATEGIC TRUST,
on behalf of Touchstone Dynamic Diversified Income Fund

By:
Name:
Title:

For purposes of paragraph 9.1 only:
TOUCHSTONE ADVISORS, INC.

By:
Name:
Title:

By:
Name:
Title:

A-13

EXHIBIT A

TARGET FUND SHARE CLASSES	CORRESPONDING ACQUIRING FUND SHARE CLASSES
Class A	Class A
Class C	Class C
Class Y	Class Y

A-14

EXHIBIT B: FUNDAMENTAL INVESTMENT LIMITATIONS

A fundamental investment limitation may not be changed with respect to a Fund without the affirmative vote of a majority of the outstanding shares of that Fund. The vote of a majority of the outstanding shares of a Fund means the vote of the lesser of (1) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Each Fund has the same fundamental investment limitations, which are set forth below. Each Fund is a diversified fund.

Several of these fundamental investment limitations include the defined term “1940 Act Laws, Interpretations and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to a Fund.

Diversification
Each Fund is a “diversified company” as defined in the 1940 Act. This means that a Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

Please refer to number 1 of the “Non-Fundamental Investment Limitations” section for further information.

Borrowing/Senior Securities
A Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Please refer to number 2 of the “Non-Fundamental Investment Limitations” section for further information.

Underwriting
A Fund may not underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

Concentration of Investments
A Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund’s investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations.

Real Estate
A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

B-1

Commodities
A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Loans
A Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, lending portfolio securities or investing in loans, including assignments and participation interests.

Please refer to number 3 of the “Non-Fundamental Investment Limitations” section for further information.

Non-Fundamental Investment Limitations
Each Fund also has adopted certain non-fundamental investment limitations.  A non-fundamental investment limitation may be amended by the Board without a vote of shareholders.
The following non-fundamental investment limitations apply to each Fund:

1.
In complying with the fundamental investment restriction regarding issuer diversification, a Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.
In complying with the fundamental investment restriction regarding borrowing and issuing senior securities, a Fund may borrow money in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

3.
In complying with the fundamental investment restriction with regard to making loans, a Fund may not make loans if, as a result, more than 331/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its SAI.

A Fund will determine compliance with the fundamental and non-fundamental investment restriction percentages above (with the exception of the restriction relating to borrowing) and other investment restrictions in its SAI immediately after and as a result of its acquisition of such security or other asset. Accordingly, a Fund will not consider changes in values, net assets, or other circumstances when determining whether the investment complies with its investment restrictions.

B-2

EXHIBIT C: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 12, 2019, the total number of shares of each of the Target Fund and the Acquiring Fund was as follows:

Fund	Number of Shares
Touchstone Controlled Growth with Income Fund
Class A
Class C
Class Y
Total

Touchstone Dynamic Diversified Income Fund
Class A
Class C
Class Y
Total

As of April 12, 2019, the Officers and Trustees of the Trust owned less than 1% of any class of the Target Fund or the Acquiring Fund.

As of April 12, 2019, the following persons owned of record or beneficially 5% or more of the outstanding classes of the Target Fund and the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization	Percentage of Ownership of Class of Combined Fund after the Reorganization

Touchstone Controlled Growth with Income Fund

Touchstone Dynamic Diversified Income Fund

TSF-2504-1904

C-1

The information contained in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION
DATED MARCH 22, 2019

STATEMENT OF ADDITIONAL INFORMATION

[•], 2019

Touchstone Strategic Trust
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated [__], 2019, relating specifically to the (i) the transfer of all of the assets of the Touchstone Controlled Growth with Income Fund to the Touchstone Dynamic Diversified Income Fund in exchange solely for Class A, Class C and Class Y shares of the Touchstone Dynamic Diversified Income Fund and the assumption by the Touchstone Dynamic Diversified Income Fund of all the liabilities of the Touchstone Controlled Growth with Income Fund; and (ii) the pro rata distribution by class of the Touchstone Dynamic Diversified Income Fund’s shares to the Touchstone Controlled Growth with Income Fund’s shareholders in complete liquidation and termination of the Touchstone Controlled Growth with Income Fund. The transfer is to occur pursuant to an Agreement and Plan of Reorganization, which is discussed in more detail in the Prospectus/Information Statement.

A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to Touchstone Strategic Trust at the telephone number or address set forth above or by visiting the Touchstone website at TouchstoneInvestments.com/Resources.

Table of Contents

A. General Information	1
B. Incorporation by Reference	1
C. Pro Forma Financial Information (Unaudited)	2

A.    General Information

This SAI relates to the (i) the transfer of all of the assets of the Touchstone Controlled Growth with Income Fund to the Touchstone Dynamic Diversified Income Fund in exchange solely for Class A, Class C and Class Y shares of the Touchstone Dynamic Diversified Income Fund and the assumption by the Touchstone Dynamic Diversified Income Fund of all the liabilities of the Touchstone Controlled Growth with Income Fund; and (ii) the pro rata distribution by class of the Touchstone Dynamic Diversified Income Fund’s shares to the Touchstone Controlled Growth with Income Fund’s shareholders in complete liquidation and termination of the Touchstone Controlled Growth with Income Fund.

Further information is included in the Prospectus/Information Statement and in the documents listed below, which are incorporated by reference into this SAI. Copies of the Prospectus/Information Statement and the documents listed below may be obtained upon request, and without charge, by writing to Touchstone Strategic Trust at P.O. Box 9878, Providence, RI 02940, by calling (800) 543-0407 toll-free, or by visiting TouchstoneInvestments.com/Resources. In addition, the currently effective SAI relating to the Touchstone Dynamic Diversified Income Fund is included as Exhibit A to this SAI.

B.    Incorporation by Reference

This SAI incorporates by reference the following documents:

(1)
Prospectus relating to the Touchstone Controlled Growth with Income Fund and Touchstone Dynamic Diversified Income Fund dated April 30, 2018, as supplemented through the date of this SAI (previously filed on EDGAR, File No. 002-80859, Accession No. 0000711080-18-000059).

(2)
SAI relating to the Touchstone Controlled Growth with Income Fund and Touchstone Dynamic Diversified Income Fund dated April 30, 2018, as supplemented through the date of this SAI (previously filed on EDGAR, File No. 002-80859, Accession No. 0000711080-18-000059).

(3)
Annual Report relating to the Touchstone Controlled Growth with Income Fund and Touchstone Dynamic Diversified Income Fund for the fiscal year ended December 31, 2018 (previously filed on EDGAR, File No. 811-03651, Accession No. 0001144204-19-011580).

C.    Pro Forma Financial Information (Unaudited)

Pro Forma Financial Statements
Touchstone Strategic Trust
Touchstone Dynamic Diversified Income Fund
Pro Forma Combining
Statement of Assets and Liabilities
As of December 31, 2018 (Unaudited)

	Touchstone Controlled Growth with Income Fund	Touchstone Dynamic Diversified Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Dynamic Diversified Income Fund
Assets
Investments, at cost	$51,481,979	$52,367,409				$103,849,388

Affiliated securities, at market value	$47,097,943	$35,796,193				$82,894,136
Non-affiliated securities, at market value	736	12,116,902	(A)			12,117,638	(A)
Dividends and interest receivable	-	10,550				10,550
Receivable for capital shares sold	215,642	2,333				217,975
Receivable for investments sold	119,058	70,615				189,673
Receivable for securities lending income	-	7,577				7,577
Receivable from Investment Advisor	5,153	-				5,153
Other assets	19,186	16,333				35,519
Total Assets	47,457,718	48,020,503				95,478,221

Liabilities
Bank Overdrafts	158,788	-				158,788
Payable for return of collateral for securities on loan	-	3,596,055				3,596,055
Payable for capital shares redeemed	329,214	25,736				354,950
Payable to Investment Advisor	-	282				282
Payable to other affiliates	2,807	10,269				13,076
Payable to Trustees	3,608	3,608				7,216
Payable for Professional Services	21,014	21,150				42,164
Payable to Transfer Agent	34,314	18,223				52,537
Other accrued expenses and liabilities	12,942	10,153				23,095
Total Liabilities	562,687	3,685,476				4,248,163

Net Assets	$46,895,031	$44,335,027				$91,230,058
Net assets consist of:
Paid-in capital	$49,646,609	$48,828,405				$98,475,014
Distributable earnings (deficit)	(2,751,578)	(4,493,378)				(7,244,956)
Net Assets	$46,895,031	$44,335,027				$91,230,058

Pricing of Class A Shares
Net assets attributable to Class A shares	$12,316,201	$26,891,514				$39,207,715
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,174,024	2,217,871		(158,248)	(D)	3,233,647
Net asset value per share(B)	$10.49	$12.12				$12.12
Maximum Sales Charge - Class A Shares	5.00%	5.00%				5.00%
Maximum offering price per share (100%/100%-maximum sales charge) of net asset value adjusted to the nearest cent) – Class A shares	$11.04	$12.76				$12.76

	Touchstone Controlled Growth with Income Fund	Touchstone Dynamic Diversified Income Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Dynamic Diversified Income Fund
Pricing of Class C Shares
Net assets attributable to Class C shares	$5,508,621	$13,075,047			$18,583,668
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	527,378	1,075,225	(74,377)	(D)	1,528,226
Net asset value and offering price per share(C)	$10.45	$12.16			$12.16

Pricing of Class Y Shares
Net assets attributable to Class Y shares	$29,070,209	$4,368,466			$33,438,675
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,772,149	359,507	(379,789)	(D)	2,751,867
Net asset value, offering price and redemption price per share (C)	$10.49	$12.15			$12.15
(A) Includes market value of securities on loan of $3,557,545.
(B)There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
(C)Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
(D) Reflects the capitalization adjustments due to the change in net asset value per share of the newly issued shares and giving effect to issuance of shares of the Touchstone Dynamic Diversified Income Fund to the Touchstone Controlled Growth with Income Fund shareholders as if the Reorganization had taken place on December 31, 2018.

Touchstone Strategic Trust
Touchstone Dynamic Diversified Income Fund
Pro Forma Combining
Statement of Operations
For the Twelve Months Ended December 31, 2018 (Unaudited)

	Touchstone Controlled Growth with Income Fund	Touchstone Dynamic Diversified Income Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Dynamic Diversified Income Fund
Investment Income
Dividends from affiliated securities	$1,408,596	$1,501,228	$-		$2,909,824
Dividends from non-affiliated securities	10,703	524,130	-		534,833
Income from securities loaned	-	32,309	-		32,309
Total Investment Income	1,419,299	2,057,667	-		3,476,966
Expenses
Investment advisory fees	117,404	100,366	-		217,770
Administration fees	85,118	72,765	-		157,883
Compliance fees and expenses	1,386	1,386	(1,138)	(A)	1,634
Custody fees	6,260	5,561	(5,561)	(A)	6,260
Professional fees	23,055	22,490	(22,490)	(A)	23,055
Transfer Agent fees, Class A	16,574	32,696	-		49,270
Transfer Agent fees, Class C	5,289	13,536	-		18,825
Transfer Agent fees, Class Y	72,088	6,169	-		78,257
Transfer Agent out-of-pocket expenses	34,919	17,435	-		52,354
Registration Fees, Class A	17,832	17,798	(17,832)	(A)	17,798
Registration Fees, Class C	17,831	17,844	(17,831)	(A)	17,844
Registration Fees, Class Y	18,574	17,904	(17,904)	(A)	18,574
Reports to Shareholders, Class A	5,199	6,048	-		11,247
Reports to Shareholders, Class C	4,600	4,743	-		9,343
Reports to Shareholders, Class Y	15,151	3,914	-		19,065
Distribution expenses, Class A	33,438	73,827	-		107,265
Distribution and shareholder servicing expenses, Class C	64,690	155,047	-		219,737
Trustee fees	14,546	14,546	(11,946)	(A)	17,146
Other expenses	11,461	9,413	(11,228)	(A)	9,646
Total Expenses	565,415	593,488	(105,930)		1,052,973
Fees waived and/or reimbursed by the Advisor and/or Affiliates	(324,281)	(244,131)	103,844	(B)	(464,568)
Net Expenses	241,134	349,357	(2,086)		588,405
Net Investment Income (Loss)	1,178,165	1,708,310	2,086		2,888,561

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments in non-affiliated securities	$5	$285,791	$-	$285,796
Net realized gains on investments in affiliated securities	876,017	344,109	-	1,220,126
Capital gain distributions received from affiliated funds	482,226	826,892	-	1,309,118
Net change in unrealized appreciation (depreciation) on investments in non-affiliated securities	-	(1,458,537)	-	(1,458,537)
Net change in unrealized appreciation (depreciation) on investments in affiliated securities	(4,824,365)	(3,982,101)	-	(8,806,466)
Net Realized and Unrealized Gains (Losses) on Investments	(3,466,117)	(3,983,846)	-	(7,449,963)
Change in Net Assets Resulting from Operations	$(2,287,952)	$(2,275,536)	$2,086	$(4,561,402)
(A)  Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.
(B)  Reflects the decrease in expense reimbursement payments the advisor would have made to the combined fund if the Reorganization had occurred on the first day of the 12-month period ended December 31, 2018.

Touchstone Strategic Trust
Touchstone Dynamic Diversified Income Fund
Pro Forma Combining
Portfolio of Investments
As Of December 31, 2018 (Unaudited)

	Touchstone Controlled Growth with Income Fund		Touchstone Dynamic Diversified Income Fund		Pro Forma Adjustments(A)		Pro Forma Combined Touchstone Dynamic Diversified Income Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Affiliated Mutual Funds^∞ - 80.9%

Fixed Income Funds - 58.7%
Touchstone Credit Opportunities Fund	767,830	$7,117,784	823,206	$7,631,119	107,046	992,316	1,698,082	$15,741,219
Touchstone Flexible Income Fund	652,312	6,803,614	387,504	4,041,669	(240,485)	(2,508,262)	799,331	8,337,021
Touchstone High Yield Fund	-	-	565,442	4,461,339	600,933	4,741,363	1,166,375	9,202,702
Touchstone Impact Bond Fund	291,491	2,871,190	771,524	7,599,515	528,459	5,205,322	1,591,474	15,676,027
Touchstone Ultra Short Duration Fixed Income Fund	256,956	2,369,131	242,233	2,233,392	482	4,444	499,671	4,606,967
		19,161,719		25,967,034		8,435,183		53,563,936

Equity Funds - 22.2%
Touchstone Focused Fund	58,763	2,254,750	-	-	(58,763)	(2,254,750)	-	-
Touchstone International Value Fund	-	-	353,743	2,242,733	375,946	2,383,502	729,689	4,626,235
Touchstone Premium Yield Equity Fund - Class Y	-	-	641,549	4,901,432	681,817	5,209,079	1,323,366	10,110,511
Touchstone Value Fund	276,657	2,287,950	324,667	2,684,994	68,389	565,572	669,713	5,538,516
		4,542,700		9,829,159		5,903,403		20,275,262

Alternative Funds - 0.0%
Touchstone Arbitrage Fund	1,237,605	11,695,368	-	-	(1,237,605)	(11,695,368)	-	-
Touchstone Dynamic Equity Fund	801,793	11,698,156	-	-	(801,793)	(11,698,156)	-	-
		23,393,524		-		(23,393,524)		-
Total Affiliated Mutual Funds		$47,097,943		$35,796,193		$(9,054,938)		$73,839,198

Exchange-Traded Funds - 13.4%

iShares International Select Dividend ETF	-	-	29,570	848,955	31,426	902,241	60,996	1,751,196
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	-	-	57,925	1,911,525	61,561	2,031,505	119,486	3,943,030
Vanguard Emerging Markets Government Bond ETF†	-	-	12,525	933,614	13,311	992,214	25,836	1,925,828
Vanguard Global ex-U.S. Real Estate ETF	-	-	8,420	441,292	8,949	468,990	17,369	910,282
Vanguard REIT ETF	-	-	11,665	869,859	12,397	924,457	24,062	1,794,316
WisdomTree Emerging Markets High Dividend ETF†	-	-	22,955	921,643	24,396	979,492	47,351	1,901,135
Total Exchange-Traded Funds		-		$5,926,888		$6,298,899		$12,225,787

Exchange-Traded Notes - 5.5%
JPMorgan Alerian MLP Index ETN†	-	-	108,310	$2,417,479	115,108	$2,569,216	223,418	$4,986,695

Short-Term Investment Funds - 4.3%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	736	736	176,480	176,480	186,823	186,823	364,039	364,039
Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	-	-	3,596,055	3,596,055			3,596,055	3,596,055
Total Short-Term Investment Funds		$736		$3,772,535		$186,823		$3,960,094

Total Investment Securities - 104.1% (Cost $103,849,388)		$47,098,679		$47,913,095				$95,011,774

Liabilities in Excess of Other Assets - (4.1%)		(203,648)		(3,578,068)				(3,781,716)

Net Assets - 100.0%		$46,895,031		$44,335,027				$91,230,058

(A) Following the Reorganization, it is expected that the Touchstone Dynamic Diversified Income Fund will sell approximately 60% of the securities acquired from the Touchstone Controlled Growth with Income Fund. The portfolio repositioning would have resulted in realized losses of approximately $2.8 million, if the securities had been sold as of December 31, 2018.

^ All affiliated fund investments are in Institutional Class shares unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.
∞ Open-End Fund.

Ω Represents the 7-day SEC yield as of December 31, 2018.
** Represents collateral for securities loaned.
† All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $3,557,545.

Portfolio Abbreviations:
ETF – Exchange-Traded Fund
ETN – Exchange-Traded Notes
MLP – Master Limited Partnership
REIT – Real Estate Investment Trust

Other Information:
U.S. generally accepted accounting principles fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:
• Level 1—quoted prices in active markets for identical securities
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$73,839,198	$-	$-	$73,839,198
Exchange-Traded Funds	12,225,787	-	-	12,225,787
Exchange-Traded Notes	4,986,695	-	-	4,986,695
Short-Term Investment Funds	3,960,094	-	-	3,960,094
Total	$95,011,774	$-	$-	$95,011,774

TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE CONTROLLED GROWTH WITH INCOME FUND
TOUCHSTONE DYNAMIC DIVERSIFIED INCOME FUND
PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
DECEMBER 31, 2018
(UNAUDITED)

DESCRIPTION OF THE FUNDS

The Acquiring Fund, Touchstone Dynamic Diversified Income Fund, and the Target Fund, Touchstone Controlled Growth with Income Fund, each a series of the Touchstone Strategic Trust, are registered under the Investment Company Act of 1940, as amended, as open-end, management investment companies.  Both the Touchstone Dynamic Diversified Income Fund and the Touchstone Controlled Growth with Income Fund, as of December 31, 2018 consist of three share classes, Class A, Class C and Class Y.

BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Target Fund in exchange for shares of the Acquiring Fund (for purposes of maintaining the financial statements and performance).

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquiring Fund and the Target Fund will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The statement of assets and liabilities and the related statement of operations of the Acquiring Fund and the Target Fund have been combined as of and for the twelve months ended December 31, 2018. In accordance with U.S. generally accepted accounting principles (“GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Target Fund and Acquiring Fund included in the December 31, 2018 annual report.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Target Fund by the Acquiring Fund had taken place as of December 31, 2018.

PORTFOLIO VALUATION

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the Underlying Funds.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•
If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ net asset value calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.
CAPITAL SHARES

Touchstone Strategic Trust — Touchstone Dynamic Diversified Income Fund

Class	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	2,217,871	1,015,776	3,233,647
Class C	1,075,225	453,001	1,528,226
Class Y	359,507	2,392,360	2,751,867

ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

REORGANIZATION COSTS

Touchstone Advisors, Inc. estimates that expenses for the Reorganization will be approximately $90,000.  These costs represent management’s estimate of professional services fees, printing costs and mailing charges related to the Reorganization.  Touchstone Advisors, Inc. will pay the costs of the Reorganization.

ACCOUNTING SURVIVOR

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio manager, portfolio composition, investment goal, expense structure and investment policies and limitations of the Acquiring Fund.

CAPITAL LOSS CARRYFORWARDS

As of December 31, 2018, for U.S. federal income tax purposes, neither the Target Fund nor the Acquiring Fund had capital loss carryforwards.

FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.  The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

TSF-2504-SAI-1904

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

(a)  Article VI of the Registrant’s Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc.

The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (“disabling conduct”).  Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither “interested persons” of the Company as defined in the Investment Company Act of 1940, as amended nor parties to the proceeding “disinterested, non-party Trustees”), or (b) an independent legal counsel in a written opinion.

Section 6.5 Advances of Expenses.

The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.6 Indemnification Not Exclusive, etc.

The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators, an “interested Covered Person” is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a “disinterested” person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

(b)  The Registrant maintains a mutual fund and investment advisory professional and directors and officer’s liability policy.  The policy provides coverage to the Registrant, its trustees and officers and includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.  The Registrant may not pay for insurance that protects the Trustees and officers against liabilities arising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

The advisory agreements and the sub-advisory agreements provide that Touchstone Advisors, Inc. (or a sub-advisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a sub-advisor) of its obligations under the agreement.

ITEM 16. EXHIBITS

(1)	CHARTER OF THE REGISTRANT

(a)
Restated Agreement and Declaration of Trust dated May 19, 1993 and Amendment No. 1 dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, are herein incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on July 31, 1998.

(b)
Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998 and Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000 and April 6, 2000 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on August 1, 2000.

(c)
Amendments to Restated Agreement and Declaration of Trust dated September 21, 2000 and March 27, 2001 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(d)
Amendment to Restated Agreement and Declaration of Trust dated August 28, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 6, 2002.

(e)
Amendment to Restated Agreement and Declaration of Trust dated November 7, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(f)
Amendment to Restated Agreement and Declaration of Trust dated April 14, 2004 is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 30, 2004.

(g)
Amendment to Restated Agreement and Declaration of Trust dated January 3, 2006 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 1, 2006.

(h)
Amendment to Restated Agreement and Declaration of Trust dated September 30, 2004 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(i)
Amendment to Restated Agreement and Declaration of Trust dated February 22, 2006 is herein incorporated by reference to Exhibit (a)(9) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(j)
Amendment to Restated Agreement and Declaration of Trust dated August 15, 2006 is herein incorporated by reference to Exhibit (a)(10) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(k)
Amendment to Restated Agreement and Declaration of Trust dated March 22, 2007 is herein incorporated by reference to Exhibit (a)(11) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(l)
Amendments to Restated Agreement and Declaration of Trust are herein incorporated by reference to Exhibit (1)(l) of Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on November 30, 2011.

(m)
Amendment to Restated Agreement and Declaration of Trust is herein incorporated by reference to Exhibit (a)(13) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(n)
Amendment to Restated Agreement and Declaration of Trust dated July 31, 2013 is herein incorporated by reference to Exhibit (a)(14) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 22, 2014.

(o)
Amendment to Restated Agreement and Declaration of Trust dated May 21, 2014 is herein incorporated by reference to Exhibit (a)(15) of Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 9, 2014.

(p)
Amendment to Restated Agreement and Declaration of Trust dated May 19, 2016 is herein incorporated by reference to Exhibit (a)(16) of Post-Effective Amendment No. 137 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 28, 2016.

(q)
Amendment to Restated Agreement and Declaration of Trust dated November 17, 2016 is herein incorporated by reference to Exhibit (a)(17) of Post-Effective Amendment No. 152 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 27, 2017.

(r)
Amendment to Restated Agreement and Declaration of Trust dated April 18, 2017 is herein incorporated by reference to Exhibit (a)(17) of Post-Effective Amendment No. 154 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 6, 2017.

(s)
Amendment to Restated Agreement and Declaration of Trust dated June 29, 2017 is herein incorporated by reference to Exhibit (a)(18) of Post-Effective Amendment No. 154 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 6, 2017.

(t)
Amendment to Restated Agreement and Declaration of Trust dated April 17, 2018 is herein incorporated by reference to Exhibit (a)(20) of Post-Effective Amendment No. 193 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811–03651), filed with the SEC on October 29, 2018.

(2)	BY-LAWS OF THE REGISTRANT

(a)
Amended and Restated By-Laws dated November 19, 2015 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 133 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 28, 2016.

(3)	VOTING TRUST AGREEMENT

Not applicable.

(4)	AGREEMENT AND PLAN OF REORGANIZATION

(a)	Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5)	INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

(a)
Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(6)	INVESTMENT ADVISORY CONTRACTS

(a)(1)
Advisory Agreement with Touchstone Advisors, Inc. dated May 1, 2000, is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(a)(2)
Amended Schedule 1 dated February 16, 2018 to the Advisory Agreement dated May 1, 2000 between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 193 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811–03651), filed with the SEC on October 29, 2018.

(a)(3)
Amendment to the Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (6)(c) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(b)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Touchstone Growth Opportunities Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(c)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Touchstone Mid Cap Growth Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010.

(d)
Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the Touchstone Value Fund is herein incorporated by reference to Exhibit (6)(n) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(e)
Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Copper Rock Capital Partners, LLC with respect to the Touchstone International Small Cap Fund is herein incorporated by reference to Exhibit (6)(o) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(f)
Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Thompson, Siegel & Walmsley LLC with respect to the Touchstone Small Cap Value Opportunities Fund is herein incorporated by reference to Exhibit (6)(r) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(g)
Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Focused Fund is herein incorporated by reference to Exhibit (6)(s) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(h)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the Touchstone International Value Fund is herein incorporated by reference to Exhibit (6)(y) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(i)
Sub-Advisory Agreement dated December 31, 2012 between Touchstone Advisors, Inc. and Analytic Investors, LLC with respect to the Touchstone Dynamic Equity Fund is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 98 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2013.

(j)
Sub-Advisory Agreement dated April 23, 2014 between Touchstone Advisors, Inc. and Sands Capital Management, LLC with respect to the Touchstone Sands Capital Emerging Markets Growth Fund is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 23, 2014.

(k)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and London Company of Virginia d/b/a The London Company with respect to the Touchstone Large Cap Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 9, 2014.

(l)
Sub-Advisory Agreement dated May 2, 2015 between Touchstone Advisors, Inc. and Rockefeller & Co., Inc. with respect to the Touchstone Sustainability and Impact Equity Fund (formerly the Touchstone Large Cap Growth Fund) is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 121 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 28, 2015.

(m)
Sub-Advisory Agreement dated August 31, 2015 between Touchstone Advisors, Inc. and Ares Capital Management II, LLC with respect to the Touchstone Credit Opportunities Fund is herein incorporated by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 123 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 31, 2015.

(n)
Sub-Advisory Agreement dated November 23, 2015 between Touchstone Advisors, Inc. and Wilshire Associates Incorporated with respect to the Touchstone Controlled Growth with Income Fund, Touchstone Dynamic Diversified Income Fund, and Touchstone Dynamic Global Allocation Fund is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 128 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on November 24, 2015.

(o)
Sub-Advisory Agreement dated June 1, 2016 between Touchstone Advisors, Inc. and Fiera Capital Inc. with respect to the Touchstone International Growth Fund, is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 137 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 28, 2016.

(p)
Sub-Advisory Agreement dated August 15, 2016 between Touchstone Advisors, Inc. and DSM Capital Partners LLC with respect to the Touchstone Global Growth Fund (now known as Touchstone International Growth Opportunities Fund) are herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 138 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), both filed with the SEC on August 15, 2016.

(q)
Sub-Advisory Agreement dated August 15, 2016 between Touchstone Advisors, Inc. and DSM Capital Partners LLC with respect to the Touchstone Large Company Growth Fund is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 139 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), both filed with the SEC on August 15, 2016.

(r)
Sub-Advisory Agreement dated December 16, 2016 between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Ohio Tax-Free Bond Fund is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 162 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on October 26, 2017.

(s)
Sub-Advisory Agreement dated October 28, 2017 between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Balanced Fund is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 178 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-0351), filed with the SEC on March 28, 2018.

(t)
Sub-Advisory Agreement dated October 28, 2017 between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone International Equity Fund is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 178 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-0351), filed with the SEC on March 28, 2018.

(u)
Sub-Advisory Agreement dated October 28, 2017 between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Large Cap Focused Fund is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 178 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-0351), filed with the SEC on March 28, 2018.

(v)
Sub-Advisory Agreement dated October 28, 2017 between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Small Company Fund is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 178 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-0351), filed with the SEC on March 28, 2018.

(7)	UNDERWRITING AND DISTRIBUTION CONTRACTS

(a)
Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(b)
Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 10, 2004.

(8)	BONUS OR PROFIT SHARING PLAN

(a)
Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(9)	CUSTODIAN AGREEMENTS

(a)
Custodian Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(b)
Amended Schedule of Global Services & Charges to the Custodian Agreement dated February 1, 2013 between the Registrant and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-0351), filed with the SEC on April 28, 2017.

(10)	RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a)
Registrant’s Plans of Distribution Pursuant to Rule 12b-1 for Class A shares and Class C shares are herein incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2000.

(b)
Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class B shares is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(c)
Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class A shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund, Touchstone Focused Fund, Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Flexible Income Fund is herein incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(d)
Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class C shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund, Touchstone Focused Fund, Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Flexible Income Fund is herein incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(e)
Amended and Restated Rule 18f-3 Plan dated May 17, 2018 is herein incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 193 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811–03651), filed with the SEC on October 29, 2018.

(f)
Amended Schedule A, dated September 24, 2018 to the Amended & Restated Rule 18F–3 Plan is herein incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 193 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811–03651), filed with the SEC on October 29, 2018.

(11)	AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

(a)	Opinion of Vedder Price P.C., as to legality of securities being issued, is filed herewith.

(12)	AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

(a)	Form of Opinion of Vedder Price P.C., as to certain tax consequences, is filed herewith.

(13)	OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)
Recordkeeping Agreement is herein incorporated by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2004.

(b)
Amended Administration Agreement with Touchstone Advisors, Inc. dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(c)
Amended Schedule, dated January 1, 2015, to the Administration Agreement with Touchstone Advisors, Inc., dated February 17, 2006, as amended January 1, 2007, is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 115 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 24, 2015.

(d)
Amended and Restated Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. dated January 1, 2015, is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2015.

(e)
Amended and Restated Transfer Agency Agreement between the Trust and BNY Mellon Investment Servicing (US) Inc. dated January 1, 2015, is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2015.

(f)(i)
State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(f)(ii)
Amended and Restated Schedule A to the State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (13)(h) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on April 27, 2012.

(f)(iii)
Amended and Restated Schedule A dated September 6, 2012 to the State Filing Services Agreement dated December 5, 2011 is herein incorporated by reference to Exhibit (13)(o) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(g)
Allocation Agreement for Allocation of Fidelity Bond Proceeds is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(h)(i)
Amended and Restated Expense Limitation Agreement dated July 29, 2013 between Touchstone Strategic Trust and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 22, 2014.

(h)(ii)
Amended Schedule A dated July 30, 2018 to the Amended and Restated Expense Limitation Agreement dated July 29, 2013 between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8)(ii) of Post-Effective Amendment No. 189 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651) filed with the SEC on July 27, 2018.

(h)(iii)
Form of Amended Schedule B dated October 30, 2018 to the Amended and Restated Expense Limitation Agreement dated July 29, 2013 between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8)(iii) of Post-Effective Amendment No. 193 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811–03651), filed with the SEC on October 29, 2018.

(h)(iv)
Amended Schedule C, dated April 30, 2018, to the Amended and Restated Expense Limitation Agreement dated July 29, 2013 between the Registrant and Touchstone Advisors, Inc. is is herein incorporated by reference to Exhibit (h)(8)(iv) of Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 27, 2018.

(h)(v)
Amendment to the Amended and Restated Expense Limitation Agreement dated July 29, 2013 between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8)(v) of Post-Effective Amendment No. 123 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 31, 2015.

(h)(vi)
Amendment dated August 31, 2017 to the Amended and Restated Expense Limitation Agreement dated July 29, 2013 between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8)(vi) of Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 27, 2018.

(h)(vii)
Securities Lending Agency Agreement between the Registrant and Brown Brothers Harriman & Co. dated February 1, 2013 is herein incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on October 25, 2013.

(h)(ix)
Interfund Lending Agreement dated December 15, 2017 is is herein incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 193 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811–03651), filed with the SEC on October 29, 2018.

(14)	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a)	Consent of Ernst & Young LLP is filed herewith.

(15)	OMITTED FINANCIAL STATEMENTS

Not applicable.

(16)	POWERS OF ATTORNEY

(a)	Power of Attorney is filed herewith.

(17)	ADDITIONAL EXHIBITS

Not applicable.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(4) The undersigned Registrant agrees that it shall file a final executed version of the legal opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this registration statement on Form N-14.

 SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Cincinnati and State of Ohio on the 22nd day of March, 2019.

TOUCHSTONE STRATEGIC TRUST

By:/s/Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

*	Trustee	March 22, 2019
Phillip R. Cox

*	Trustee	March 22, 2019
William C. Gale

*	Trustee	March 22, 2019
Susan J. Hickenlooper

*	Trustee	March 22, 2019
Kevin A. Robie

*	Trustee	March 22, 2019
Edward J. VonderBrink

/s/ Jill T. McGruder	Trustee and President	March 22, 2019
Jill T. McGruder

/s/Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	March 22, 2019
Terrie A. Wiedenheft

* By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

(11)(a)	Opinion of Vedder Price P.C., as to legality of securities being issued.

(12)(a)	Form of Opinion of Vedder Price P.C., as to certain tax consequences.

(14)(a)	Consent of Ernst & Young LLP.

(16)(a)	Power of Attorney.